‘33 Act File No. 2-73024
‘40 Act File No. 811-3213
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 20, 2007

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Post-Effective Amendment No. 104	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 105	☑
(Check appropriate box or boxes)
NATIONWIDE VARIABLE INSURANCE TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1200 RIVER ROAD
CONSHOHOCKEN, PENNSYLVANIA 19428
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)
Registrant’s Telephone Number, including Area Code: (484) 530-1300
Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	MS. BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000	STRADLEY, RONON, STEVENS, &YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428	2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)	PHILADELPHIA, PENNSYLVANIA 19103
It is proposed that this filing will become effective: (check appropriate box)
☐    immediately upon filing pursuant to paragraph (b)
☐    on [date] pursuant to paragraph (b)
☐    60 days after filing pursuant to paragraph (a)(1)
☐    on [date] pursuant to paragraph (a)(1)
☑    75 days after filing pursuant to paragraph (a)(2)
☐    on [date] pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐    This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Nationwide® Variable Insurance Trust
NVIT Cardinal(sm) Aggressive Fund
NVIT Cardinal(sm) Moderately Aggressive Fund
NVIT Cardinal(sm) Capital Appreciation Fund
NVIT Cardinal(sm) Moderate Fund
NVIT Cardinal(sm) Balanced Fund
NVIT Cardinal(sm) Moderately Conservative Fund
NVIT Cardinal(sm) Conservative Fund
FundProspectus
                    , 2008
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.
www.nationwidefunds.com

GENERAL INFORMATION
This Prospectus provides information about the seven NVIT Cardinal(sm) Series (together, the “Funds” or “Cardinal Funds”), offered by Nationwide® Variable Insurance Trust (the “Trust”). This section summarizes key information common to all seven of the Funds. The following sections are the Fund Summaries — one for each of the seven Funds. Each Fund Summary provides specific information about each respective Fund, including information regarding each Fund’s investment objective, principal strategies, principal risks, performance and fees. Each Fund’s investment objective can be changed without shareholder approval. You can use these Fund Summaries to compare the Funds with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).
The Fund Summaries contain a discussion of the principal risks of investing in each respective Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time.
A QUICK NOTE ABOUT THE FUNDS
This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.
The Cardinal Funds include the following seven Funds:
NVIT Cardinal Aggressive Fund
NVIT Cardinal Moderately Aggressive Fund
NVIT Cardinal Capital Appreciation Fund
NVIT Cardinal Moderate Fund
NVIT Cardinal Balanced Fund
NVIT Cardinal Moderately Conservative Fund
NVIT Cardinal Conservative Fund
The Funds have the following share classes:
•	Class I shares

•	Class II shares
This prospectus provides information with respect to each of the classes offered by the Funds. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page __.
PURPOSE OF THE CARDINAL SERIES
The Cardinal Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the seven Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (“Underlying Funds”) and short-term investments in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.
The Funds are primarily designed:
•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.

•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.
In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.
An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining the various asset classes described below, in different percentage combinations, each Fund seeks to provide different levels of potential risk and rewards.
Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective.

SECTION 1 NVIT CARDINAL AGGRESSIVE FUND
SUMMARY AND PERFORMANCE
OBJECTIVE
The NVIT Cardinal Aggressive Fund (“Aggressive Fund” or the “Fund”) seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
PRINCIPAL STRATEGIES
The Aggressive Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Aggressive Fund invests heavily in equity securities, such as common stocks of U.S. or international companies. As of the date of this Prospectus, the Aggressive Fund allocates approximately [65]% of its net assets in U.S. stocks and approximately [30]% in international stocks.

ASSET CLASS		TARGET ALLOCATIONS

U.S Stocks		65%
Large Cap Stocks	40%
Mid Cap Stocks	15%
Small Cap Stocks	10%
International Stocks		30%
Bonds		5%
Short-Term Investments		0%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Aggressive Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Aggressive Fund’s holdings and cash flow and periodically adjusts the Aggressive Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Aggressive Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Aggressive Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.
The Aggressive Fund is intended for aggressive investors comfortable with incurring the risk associated with growth investing in a high percentage of stocks, including international stocks, investors with long time horizons or investors who want to maximize long-term returns and who have a higher tolerance for possible short-term losses.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS
•	U.S. Stocks:

The Aggressive Fund will invest in one or more Underlying Funds that invest in stocks of various capitalizations, including those of large [40%], mid-cap [15%] and small-cap [10%] companies.

•	International Stocks:

The Aggressive Fund will invest in one or more Underlying Funds that invest in stocks issued by foreign companies (30%).
For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix — Additional Information About Investment Strategies and Risks.”
While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds and short-term investments as you would receive by investing in the Aggressive Fund because the Aggressive Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Aggressive Fund’s holdings and cash flow and periodically adjusts the Aggressive Fund’s allocation mix to keep the Aggressive Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Aggressive Fund’s allocation mix without notice to investors.
Because an investor is investing indirectly through the Aggressive Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Aggressive Fund. Although certain Aggressive Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Aggressive Fund so there is no duplication of these fees or charges.
PRINCIPAL RISKS
RISKS APPLICABLE TO THE AGGRESSIVE FUND
•	Investment Risk. The Aggressive Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Aggressive Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Aggressive Fund’s investments decreases.

•	Management Risk. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Aggressive Fund, but there is no guarantee that its decisions will produce the intended result. The Aggressive Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital. Furthermore, the Adviser may alter the asset allocation of the Aggressive Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	Strategy Risk. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Aggressive Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap and small cap stocks, the Aggressive Fund is more subject to the risks associated with those investments such as stock market risk, mid/small cap risk and foreign risk.

•	Risks Applicable To A Fund-of-Funds Structure. There are certain risks associated with a structure whereby the Aggressive Fund invests primarily in other mutual funds. In managing the Aggressive Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Aggressive Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Aggressive Fund and must act in the Aggressive Fund’s best interests.
RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS
The Aggressive Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Aggressive Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Aggressive Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.
•	Stock Market Risk (U.S. Stocks and International Stocks). The Aggressive Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	Mid/Small Cap Risk (Mid Cap Stocks and Small Cap Stocks). To the extent an Underlying Fund invests in securities of small or medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size and small companies are usually less stable in price and less liquid than the stocks of larger companies.

•	Foreign Risk (International Stocks). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities.
For further information about risks, see “Appendix — Additional Information About Investment Strategies and Risks.”
PERFORMANCE
Performance information is not provided because the Aggressive Fund did not begin operations until the date of this Prospectus.
FEES AND EXPENSES
This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Aggressive Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None
Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)	None	None
Direct Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.13%	0.13%

Total Direct Annual Fund Operating Expenses[3]	0.33%	0.58%

	Class I	Class II

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.15%

Total Direct Annual Fund Operating Expenses (After waivers/reimbursements)[5]	0.33%	0.43%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.83%	0.83%

Total Direct and Acquired Fund Annual Operating Expenses[7]	1.16%	1.26%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.15% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.28% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page ___.

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$118	$368
Class II shares	$128	$431

SECTION 1 NVIT CARDINAL MODERATELY AGGRESSIVE FUND
SUMMARY AND PERFORMANCE
OBJECTIVE
The NVIT Cardinal Moderately Aggressive Fund (“Moderately Aggressive Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
PRINCIPAL STRATEGIES
The Moderately Aggressive Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Moderately Aggressive Fund invests considerably in equity securities, such as common stocks of U.S. or international companies. It also invests a small portion of its assets in fixed income securities in order to generate investment income. As of the date of this Prospectus, the Moderately Aggressive Fund allocates approximately [55]% of its net assets in U.S. stocks, approximately [25]% in international stocks and approximately [20]% in bonds.

ASSET CLASS		TARGET ALLOCATIONS

U.S Stocks		55%
Large Cap Stocks	35%
Mid Cap Stocks	15%
Small Cap Stocks	5%
International Stocks		25%
Bonds		20%
Short-Term Investments		0%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Moderately Aggressive Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Moderately Aggressive Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Moderately Aggressive Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Moderately Aggressive Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Moderately Aggressive Fund is intended for investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification.
PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS
•	U.S. Stocks:

The Moderately Aggressive Fund will invest in one or more Underlying Funds that invest in stocks of various capitalizations, primarily those of large [35%] to mid-cap [15%] companies.

•	International Stocks:

The Moderately Aggressive Fund will invest in one or more Underlying Funds that invest in stocks issued by foreign companies (25%).

•	Bonds:

The Moderately Aggressive Fund will invest approximately [20]% of its assets in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.
For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix — Additional Information About Investment Strategies and Risks.”
While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds and short-term investments as you would receive by investing in the Moderately Aggressive Fund because the Moderately Aggressive Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Moderately Aggressive Fund’s holdings and cash flow and periodically adjusts the Moderately Aggressive Fund’s allocation mix to keep the Moderately Aggressive Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Moderately Aggressive Fund’s allocation mix without notice to investors.
Because an investor is investing indirectly through the Moderately Aggressive Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Moderately Aggressive Fund. Although certain Moderately Aggressive Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Moderately Aggressive Fund so there is no duplication of these fees or charges.
PRINCIPAL RISKS

RISKS APPLICABLE TO THE MODERATELY AGGRESSIVE FUND
•	Investment Risk. The Moderately Aggressive Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Moderately Aggressive Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Moderately Aggressive Fund’s investments decreases.

•	Management Risk. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Moderately Aggressive Fund, but there is no guarantee that its decisions will produce the intended result. The Moderately Aggressive Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital. Furthermore, the Adviser may alter the asset allocation of the Moderately Aggressive Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	Strategy Risk. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Moderately Aggressive Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds, the Moderately Aggressive Fund is more subject to the risks associated with those investments such as stock market risk, foreign risk, mid-cap risk, interest rate risk, inflation risk and credit risk .

•	Risks Applicable To A Fund-of-Funds Structure. There are certain risks associated with a structure whereby the Moderately Aggressive Fund invests primarily in other mutual funds. In managing the Moderately Aggressive Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Moderately Aggressive Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Moderately Aggressive Fund and must act in the Moderately Aggressive Fund’s best interests.
RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS
The Moderately Aggressive Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Moderately Aggressive Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Moderately Aggressive Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.
•	Stock Market Risk (U.S. Stocks and International Stocks). The

Moderately Aggressive Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	Foreign Risk (International Stocks). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities.

•	Mid-Cap Risk (Mid Cap Stocks). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	Interest Rate and Inflation Risk (Bonds). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Moderately Aggressive Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Moderately Aggressive Fund.

•	Credit Risk (Bonds). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Moderately Aggressive Fund are not guaranteed.

Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.
For further information about risks, see “Appendix — Additional Information About Investment Strategies and Risks.”
PERFORMANCE
Performance information is not provided because the Moderately Aggressive Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES
This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Moderately Aggressive Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None
Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)	None	None
Direct Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.10%	0.10%

Total Direct Annual Fund Operating Expenses[3]	0.30%	0.55%

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.15%

Total Direct Annual Fund Operating Expenses (After waivers/reimbursements)[5]	0.30%	0.40%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.77%	0.77%

Total Direct and Acquired Fund Annual Operating Expenses[7]	1.07%	1.17%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.15% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.25% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page .

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$109	$340
Class II shares	$119	$404

SECTION 1 NVIT CARDINAL CAPITAL APPRECIATION FUND
SUMMARY AND PERFORMANCE
OBJECTIVE
The NVIT Cardinal Capital Appreciation Fund (“Capital Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
PRINCIPAL STRATEGIES
The Capital Appreciation Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Capital Appreciation Fund invests considerably in equity securities, such as common stocks of U.S. and international companies that the Adviser believes offer opportunities for capital growth. It also invests to a lesser extent in fixed income securities in order to generate investment income. As of the date of this Prospectus, the Capital Appreciation Fund allocates approximately [50]% of its net assets in U.S. stocks, approximately [20]% in international stocks and approximately [30]% in bonds and short-term investments.

ASSET CLASS		TARGET ALLOCATIONS

U.S Stocks		50%
Large Cap Stocks	32%
Mid Cap Stocks	13%
Small Cap Stocks	5%
International Stocks		20%
Bonds		27%
Short-Term Investments		3%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Capital Appreciation Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Capital Appreciation Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Capital Appreciation Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Capital Appreciation Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.
The Capital Appreciation Fund is intended for investors who want to emphasize capital growth over the long-term and who have a tolerance for possible short-term losses, but who also seek to reduce risk by including some investments offering investment income.
PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS
•	U.S. Stocks:

The Capital Appreciation Fund will invest in one or more Underlying Funds that invest in stocks of various capitalizations, primarily those of large [32%] to mid-cap [13%] companies.

•	International Stocks:

The Capital Appreciation Fund will invest in one or more Underlying Funds that invest in stocks issued by foreign companies (20%).

•	Bonds:

The Capital Appreciation Fund will invest approximately [27]% of its assets in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.
For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix — Additional Information About Investment Strategies and Risks.”
While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds and short-term investments as you would receive by investing in the Capital Appreciation Fund because the Capital Appreciation Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Capital Appreciation Fund’s holdings and cash flow and periodically adjusts the Capital Appreciation Fund’s allocation mix to keep the Capital Appreciation Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Capital Appreciation Fund’s allocation mix without notice to investors.
Because an investor is investing indirectly through the Capital Appreciation Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Capital Appreciation Fund. Although certain Capital Appreciation Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Capital Appreciation Fund so there is no duplication of these fees or charges.
PRINCIPAL RISKS
RISKS APPLICABLE TO THE CAPITAL APPRECIATION FUND
•	Investment Risk. The Capital Appreciation Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Capital Appreciation Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Capital Appreciation Fund’s investments decreases.

•	Management Risk. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Capital Appreciation Fund, but there is no guarantee that its decisions will produce the intended result. The Capital Appreciation Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital, as well as some that provide income. Furthermore, the Adviser may alter the asset allocation of the Capital Appreciation Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	Strategy Risk. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Capital Appreciation Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds, the Capital Appreciation Fund is more subject to the risks associated with those investments such as stock market risk, foreign risk, mid-cap risk, interest rate risk, inflation risk and credit risk .

•	Risks Applicable To A Fund-of-Funds Structure. There are certain risks associated with a structure whereby the Capital Appreciation Fund invests primarily in other mutual funds. In managing the Capital Appreciation Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Capital Appreciation Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Capital Appreciation Fund and must act in the Capital Appreciation Fund’s best interests.
RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS
The Capital Appreciation Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the

Capital Appreciation Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Capital Appreciation Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.
•	Stock Market Risk (U.S. Stocks and International Stocks). The Capital Appreciation Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	Foreign Risk (International Securities). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities.

•	Mid-Cap Risk (Mid Cap Stocks). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	Interest Rate and Inflation Risk (Bonds). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Capital Appreciation Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Capital Appreciation Fund.

•	Credit Risk (Bonds). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Capital Appreciation Fund are not guaranteed.

Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.
For further information about risks, see “Appendix — Additional Information About Investment Strategies and Risks.”

PERFORMANCE
Performance information is not provided because the Capital Appreciation Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES
This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Capital Appreciation Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None
Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)	None	None
Direct Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.10%	0.10%

Total Direct Annual Fund Operating Expenses[3]	0.30%	0.55%

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.15%

Total Direct Annual Fund Operating Expenses (After waivers/reimbursements)[5]	0.30%	0.40%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.74%	0.74%

Total Direct and Acquired Fund Annual Operating Expenses[7]	1.04%	1.14%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.15% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.25% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page ___.

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$106	$331
Class II shares	$116	$394

SECTION 1 NVIT CARDINAL MODERATE FUND
SUMMARY AND PERFORMANCE
OBJECTIVE
The NVIT Cardinal Moderate Fund (“Moderate Fund” or the “Fund”) seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
PRINCIPAL STRATEGIES
The Moderate Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Moderate Fund invests a majority of its assets in equity securities, such as common stocks of U.S. and international companies that the Adviser believes offer opportunities for capital growth, but also a considerable portion of its assets in fixed income securities in order to generate investment income. As of the date of this Prospectus, the Moderate Fund allocates approximately [45]% of its net assets in U.S. stocks, approximately [15]% in international stocks and approximately [40]% in bonds and short-term investments.

ASSET CLASS		TARGET ALLOCATIONS

U.S Stocks		45%
Large Cap Stocks	30%
Mid Cap Stocks	10%
Small Cap Stocks	5%
International Stocks		15%
Bonds		35%
Short-Term Investments		5%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Moderate Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Moderate Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Moderate Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Moderate Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.
The Moderate Fund is intended for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income, who have a longer time horizon, or who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.
PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS
•	U.S. Stocks:

The Moderate Fund will invest in one or more Underlying Funds that invest in stocks of various capitalizations, primarily those of large [30%] to mid-cap [10%] companies.

•	International Stocks:

The Moderate Fund will invest in one or more Underlying Funds that invest in stocks issued by foreign companies (15%).

•	Bonds:

The Moderate Fund will invest approximately [35]% of its assets in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.
For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix — Additional Information About Investment Strategies and Risks.”
While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds and short-term investments as you would receive by investing in the Moderate Fund because the Moderate Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Moderate Fund’s holdings and cash flow and periodically adjusts the Moderate Fund’s allocation mix to keep the Moderate Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Moderate Fund’s allocation mix without notice to investors.
Because an investor is investing indirectly through the Moderate Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Moderate Fund. Although certain Moderate Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Moderate Fund so there is no duplication of these fees or charges.

PRINCIPAL RISKS
RISKS APPLICABLE TO THE MODERATE FUND
•	Investment Risk. The Moderate Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Moderate Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Moderate Fund’s investments decreases.

•	Management Risk. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Moderate Fund, but there is no guarantee that its decisions will produce the intended result. The Moderate Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital and those that also provide income. Furthermore, the Adviser may alter the asset allocation of the Moderate Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	Strategy Risk. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Moderate Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds, the Moderate Fund is more subject to the risks associated with those investments such as stock market risk, foreign risk, mid-cap risk, interest rate risk, inflation risk and credit risk .

•	Risks Applicable To A Fund-of-Funds Structure. There are certain risks associated with a structure whereby the Moderate Fund invests primarily in other mutual funds. In managing the Moderate Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Moderate Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Moderate Fund and must act in the Moderate Fund’s best interests.
RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS
The Moderate Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Moderate Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Moderate Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.
•	Stock Market Risk (U.S. Stocks and International Stocks). The Moderate

Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	Foreign Risk (International Securities). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities.

•	Mid-Cap Risk (Mid Cap Stocks). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	Interest Rate and Inflation Risk (Bonds). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Moderate Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Moderate Fund.

•	Credit Risk (Bonds). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Moderate Fund are not guaranteed.

Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.
For further information about risks, see “Appendix — Additional Information About Investment Strategies and Risks.”
PERFORMANCE
Performance information is not provided because the Moderate Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES
This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Moderate Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None
Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)	None	None
Direct Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.10%	0.10%

Total Direct Annual Fund Operating Expenses[3]	0.30%	0.55%

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.15%

Total Direct Annual Fund Operating Expenses (After waivers/reimbursements)[5]	0.30%	0.40%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.70%	0.70%

Total Direct and Acquired Fund Annual Operating Expenses[7]	1.00%	1.10%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.15% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.25% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page ___.

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$102	$318
Class II shares	$112	$382

SECTION 1 NVIT CARDINAL BALANCED FUND
SUMMARY AND PERFORMANCE
OBJECTIVE
The NVIT Cardinal Balanced Fund (“Balanced Fund” or the “Fund”) seeks a high level of total return through investment in both equity and fixed income securities.
PRINCIPAL STRATEGIES
The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Balanced Fund invests approximately equal amounts of its assets in equity securities, such as common stocks of U.S. and international companies, and in fixed income securities, such as bonds and short-term investments. As of the date of this Prospectus, the Balanced Fund allocates approximately [38]% of its net assets in U.S. stocks, approximately [12]% in international stocks and approximately [50]% in bonds and short-term investments.

ASSET CLASS		TARGET ALLOCATIONS

U.S Stocks		38%
Large Cap Stocks	25%
Mid Cap Stocks	10%
Small Cap Stocks	3%
International Stocks		12%
Bonds		42%
Short-Term Investments		8%

TOTAL ALLOCATION		100%

As a non-fundamental policy (i.e., which may be changed by the Fund’s Board of Trustees without requiring shareholder approval), the Balanced Fund normally invests at least 25% of its net assets in senior fixed income securities.
The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Balanced Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Balanced Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Balanced Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Balanced Fund, and therefore, allocation changes may not be made in response to short-term market conditions. Subject to the non-fundamental policy described in the previous paragraph, the Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.
The Balanced Fund is intended for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income, broad portfolio diversification, and who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.
PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS
•	U.S. Stocks:

The Balanced Fund will invest in one or more Underlying Funds that invest in stocks of various capitalizations, primarily those of large [25%] to mid-cap [10%] companies.

•	International Stocks:

The Balanced Fund will invest in one or more Underlying Funds that invest in stocks issued by foreign companies (12%).

•	Bonds:

The Balanced Fund will invest approximately [42]% of its assets in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.

•	Short-Term Investments:

The Balanced Fund will invest approximately [8%] of its assets in one or more Underlying Funds that invest in short-term investments and other money market instruments.
For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see ““Appendix — Additional Information About Investment Strategies and Risks.”
While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds and short-term investments as you would receive by investing in the Balanced Fund because the Balanced Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Balanced Fund’s holdings and cash flow and periodically adjusts the Balanced Fund’s allocation mix to keep the Balanced Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Balanced Fund’s allocation mix without notice to investors.
Because an investor is investing indirectly through the Balanced Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Balanced Fund. Although certain Balanced Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Balanced Fund so there is no duplication of these fees or charges.

PRINCIPAL RISKS
RISKS APPLICABLE TO THE BALANCED FUND
•	Investment Risk. The Balanced Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Balanced Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Balanced Fund’s investments decreases.

•	Management Risk. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Balanced Fund, but there is no guarantee that its decisions will produce the intended result. The Balanced Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital and income through a diversified portfolio of equity and fixed income securities. Furthermore, the Adviser may alter the asset allocation of the Balanced Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	Strategy Risk. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Balanced Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds and short-term investments, the Balanced Fund is more subject to the risks associated with those investments such as stock market risk, foreign risk, mid-cap risk, interest rate risk, inflation risk, credit risk and risks of short-term investments.

•	Risks Applicable To A Fund-of-Funds Structure. There are certain risks associated with a structure whereby the Balanced Fund invests primarily in other mutual funds. In managing the Balanced Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Balanced Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Balanced Fund and must act in the Balanced Fund’s best interests.
RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS
The Balanced Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Balanced Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Balanced Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

•	Stock Market Risk (U.S. Stocks and International Stocks). The Balanced Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	Foreign Risk (International Securities). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities.

•	Mid-Cap Risk (Mid Cap Stocks). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	Interest Rate and Inflation Risk (Bonds). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Balanced Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Balanced Fund.

•	Credit Risk (Bonds). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.
Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Balanced Fund are not guaranteed.

Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	Short-Term Investments Risk. The risks that apply to bonds, as described above, also apply to short-term investments, but to a lesser degree. This is because the Balanced Fund’s short-term investments are investing in securities that have shorter maturities and are often of higher quality than those of bonds.
For further information about risks, see “Appendix — Additional Information About Investment Strategies and Risks.”

PERFORMANCE
Performance information is not provided because the Balanced Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES
This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Balanced Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None
Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)	None	None
Direct Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.10%	0.10%

Total Direct Annual Fund Operating Expenses[3]	0.30%	0.55%

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.15%

Total Direct Annual Fund Operating Expenses (After waivers/reimbursements)[5]	0.30%	0.40%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.67%	0.67%

Total Direct and Acquired Fund Annual Operating Expenses[7]	0.97%	1.07%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.15% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.25% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page __.

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$99	$309
Class II shares	$109	$372

SECTION 1 NVIT CARDINAL MODERATELY CONSERVATIVE FUND
SUMMARY AND PERFORMANCE
OBJECTIVE
The NVIT Cardinal Moderately Conservative Fund (“Moderately Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a moderately conservative level of risk.
PRINCIPAL STRATEGIES
The Moderately Conservative Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in fixed-income or equity securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Moderately Conservative Fund invests a majority of its assets in fixed income securities, such as bonds and short-term investments in order to generate investment income, but also a considerable portion of its assets in equity securities, such as common stocks of U.S. and international companies that the Adviser believes offer opportunities for capital growth. As of the date of this Prospectus, the Moderately Conservative Fund allocates approximately [50]% of its net assets in bonds, approximately [40]% in U.S. and international stocks and approximately [10]% in short-term investments.

ASSET CLASS		TARGET ALLOCATIONS

U.S Stocks		30%
Large Cap Stocks	20%
Mid Cap Stocks	10%
Small Cap Stocks	0%
International Stocks		10%
Bonds		50%
Short-Term Investments		10%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Moderately Conservative Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Moderately Conservative Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Moderately Conservative Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Moderately Conservative Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.
The Moderately Conservative Fund is intended for investors who have a lower tolerance for risk and whose primary goal is income, who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.
PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS
•	Bonds:

The Moderately Conservative Fund will invest approximately [50]% of its assets in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.

•	U.S. Stocks:

The Moderately Conservative Fund will invest in one or more Underlying Funds that invest in stocks issued by large [20%] and mid-cap companies [10%].

•	International Stocks:

The Moderately Conservative Fund will invest approximately [10%] of its assets in one or more Underlying Funds that invest in stocks issued by foreign companies.

•	Short-Term Investments:

The Moderately Conservative Fund will invest approximately [10%] of its assets in one or more Underlying Funds that invest in short-term investments and other money market instruments.
For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix — Additional Information About Investment Strategies and Risks.”
While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds and short-term investments as you would receive by investing in the Moderately Conservative Fund because the Moderately Conservative Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Moderately Conservative Fund’s holdings and cash flow and periodically adjusts the Moderately Conservative Fund’s allocation mix to keep the Moderately Conservative Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Moderately

Conservative Fund’s allocation mix without notice to investors.
Because an investor is investing indirectly through the Moderately Conservative Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Moderately Conservative Fund. Although certain Moderately Conservative Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Moderately Conservative Fund so there is no duplication of these fees or charges.

PRINCIPAL RISKS
RISKS APPLICABLE TO THE MODERATELY CONSERVATIVE FUND
•	Investment Risk. The Moderately Conservative Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Moderately Conservative Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Moderately Conservative Fund’s investments decreases.

•	Management Risk. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Moderately Conservative Fund, but there is no guarantee that its decisions will produce the intended result. The Moderately Conservative Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide income and growth of capital through a diversified portfolio of fixed income and equity securities. Furthermore, the Adviser may alter the asset allocation of the Moderately Conservative Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	Strategy Risk. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Moderately Conservative Fund is weighted towards Underlying Funds that invest in bonds and short-term investments as well as stocks (both U.S. and international, including mid-cap stocks), the Moderately Conservative Fund is more subject to the risks associated with those investments such as interest rate risk, inflation risk, credit risk, risks of short-term investments, stock market risk, foreign risk and mid-cap risk.

•	Risks Applicable To A Fund-of-Funds Structure. There are certain risks associated with a structure whereby the Moderately Conservative Fund invests primarily in other mutual funds. In managing the Moderately Conservative Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Moderately Conservative Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Moderately Conservative Fund and must act in the Moderately Conservative Fund’s best interests.
RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS
The Moderately Conservative Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Moderately Conservative Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Moderately Conservative Fund invests in them.

The principal risks associated with the Underlying Funds and investments are summarized below.
•	Interest Rate and Inflation Risk (Bonds). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Moderately Conservative Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Moderately Conservative Fund.

•	Credit Risk (Bonds). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Moderately Conservative Fund are not guaranteed.

Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	Stock Market Risk (U.S. Stocks and International Stocks). The Moderately Conservative Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	Foreign Risk (International Securities). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities.

•	Mid-Cap Risk (Mid Cap Stocks). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	Short-Term Investments Risk. The risks that apply to bonds, as described above, also apply to short-term investments, but to a lesser degree. This is because the Moderately Conservative Fund’s short-term investments are investing in securities that have shorter maturities and are often of higher quality than those of bonds.

For further information about risks, see “Appendix — Additional Information About Investment Strategies and Risks.”
PERFORMANCE
Performance information is not provided because the Moderately Conservative Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES
This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Moderately Conservative Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None
Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)	None	None
Direct Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.10%	0.10%

Total Direct Annual Fund Operating Expenses[3]	0.30%	0.55%

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.15%

Total Direct Annual Fund Operating Expenses (After waivers/reimbursements)[5]	0.30%	0.40%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.64%	0.64%

Total Direct and Acquired Fund Annual Operating Expenses[7]	0.94%	1.04%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.15% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.25% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page .

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$96	$300

Class II shares	$106	$363

SECTION 1 NVIT CARDINAL CONSERVATIVE FUND
SUMMARY AND PERFORMANCE
OBJECTIVE
The NVIT Cardinal Conservative Fund (“Conservative Fund” or the “Fund”) seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
PRINCIPAL STRATEGIES
The Conservative Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in fixed-income or equity securities, as appropriate to its respective objective and strategies. Through investments in the Underlying Funds, the Conservative Fund invests heavily in fixed-income securities, such as bonds and short-term investments, and a relatively small portion of its assets in equity securities, such as common stocks. As of the date of this Prospectus, the Conservative Fund allocates approximately [65]% of its net assets in bonds, approximately [15]% in short-term investments, and approximately [20]% in U.S. and international stocks.

ASSET CLASS		TARGET ALLOCATIONS

U.S Stocks		15%
Large Cap Stocks	10%
Mid Cap Stocks	5%
Small Cap Stocks	0%
International Stocks		5%
Bonds		65%
Short-Term Investments		15%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the Conservative Fund’s actual asset allocations of money already invested to fluctuate from the targets stated above. The Adviser monitors the Conservative Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation to realign it to the target asset allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Conservative Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Conservative Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

The Conservative Fund is intended for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS
•	Bonds:

The Conservative Fund will invest approximately [65]% of its assets in one or more Underlying Funds that invest in bonds issued by U.S. and/or foreign issuers.

•	Short-Term Investments:

The Conservative Fund will invest approximately [15%] of its assets in one or more Underlying Funds that invest in short-term investments and other money market instruments.

•	U.S. Stocks:

The Conservative Fund will invest in one or more Underlying Funds that invest in stocks issued by large-cap companies [10%].
For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix — Additional Information About Investment Strategies and Risks.”
While an investor may be able to invest in certain of the Underlying Funds (some of which are available to contract holders directly through their contracts), you should not expect to achieve the same results by investing directly in the Underlying Funds and short-term investments as you would receive by investing in the Conservative Fund because the Conservative Fund offers professional asset allocation and an added measure of diversification. The Adviser monitors the Conservative Fund’s holdings and cash flow and periodically adjusts the Conservative Fund’s allocation mix to keep the Conservative Fund closely aligned to its investment objective and strategies in changing market conditions. Underlying Funds may be added or removed from the Conservative Fund’s allocation mix without notice to investors.
Because an investor is investing indirectly through the Conservative Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution and custodian fees), as well as the expenses of the Conservative Fund. Although certain Conservative Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Conservative Fund so there is no duplication of these fees or charges.
PRINCIPAL RISKS
RISKS APPLICABLE TO THE CONSERVATIVE FUND
•	Investment Risk. The Conservative Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Conservative Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Conservative Fund’s investments decreases.

•	Management Risk. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Conservative Fund, but there is no guarantee that its decisions will produce the intended result. The Conservative Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide income but also some capital growth. Furthermore, the Adviser may alter the asset allocation of the Conservative Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	Strategy Risk. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Conservative Fund is weighted towards Underlying Funds that invest in bonds and short-term investments, as well as some stocks, the Conservative Fund is more subject to the risks associated with those investments such as interest rate risk, inflation risk, credit risk and risks of short-term investments, as well as stock market risk.

•	Risks Applicable To A Fund-of-Funds Structure. There are certain risks associated with a structure whereby the Conservative Fund invests primarily in other mutual funds. In managing the Conservative Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to each of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Conservative Fund. It is important to note, however, that, the Adviser has a fiduciary duty to the Conservative Fund and must act in the Conservative Fund’s best interests.
RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS
The Conservative Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Conservative Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Conservative Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.
•	Interest Rate and Inflation Risk (Bonds). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Conservative Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Conservative Fund.

•	Credit Risk (Bonds). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Conservative Fund are not guaranteed.

Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	Short-Term Investments Risk. The risks that apply to bonds, as described above, also apply to short-term investments, but to a lesser degree. This is because the Conservative Fund’s short-term investments are investing in securities that have shorter maturities and are often of higher quality than those of bonds.

•	Stock Market Risk (U.S. Stocks). The Conservative Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.
For further information about risks, see “Appendix — Additional Information About Investment Strategies and Risks.”
PERFORMANCE
Performance information is not provided because the Conservative Fund did not begin operations until the date of this Prospectus.

FEES AND EXPENSES
This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Conservative Fund, depending on which share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds.

	Class I	Class II

Shareholder Fees (paid directly from your investment)[1]	None	None
Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)	None	None
Direct Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.13%	0.13%

Total Direct Annual Fund Operating Expenses[3]	0.33%	0.58%

Amount of Fee Waiver/Expense Reimbursement[4]	None	0.15%

Total Direct Annual Fund Operating Expenses (After waivers/reimbursements)[5]	0.33%	0.43%

Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses[6]	0.58%	0.58%

Total Direct and Acquired Fund Annual Operating Expenses[7]	0.91%	1.01%

1	Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

2	“Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class I and Class II shares. Administrative services fees for Class I and Class II shares are estimated to be 0.05% and 0.05%, respectively, during the current fiscal year ending December 31, 2008. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time for either share class because the Fund does not anticipate selling Class I or Class II shares to insurance companies that charge the full amount permitted.

3	Expenses are estimated based on the Fund’s projected net assets for 2008.

4	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.15% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2009.

5	The Trust and the Adviser have entered into a written contract limiting total direct operating expenses to 0.28% for all share classes until at least May 1, 2009. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

6	The Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses are in addition to the “Total Direct Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page __.

7	When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I shares	$93	$290
Class II shares	$103	$354

INVESTMENT ADVISER
Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of each Fund’s assets and supervises the daily business affairs of the Funds. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.
NFA allocates each Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, each Fund pays NFA an annual management fee. This is in addition to the indirect fees that the Fund pays as a shareholder of the underlying investments. NFA believes and the Board of Trustees concurs that the fee paid to NFA is for services in addition to the services provided by the underlying investments and does not duplicate those services.
Each Fund pays NFA an annual management fee of 0.20%, based on the Fund’s average daily net assets.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Funds will be available in the Funds’ semiannual report to shareholders, which will cover the period from the date of the Funds’ inception to June 30, 2008.
PORTFOLIO MANAGEMENT
Thomas R. Hickey, Jr. is the Funds’ portfolio manager and is responsible for the day-to-day management of the allocation of each Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he oversees various asset allocation and index mutual fund products.
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER
The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

BUYING AND SELLING FUND SHARES
WHO CAN BUY SHARES OF THE FUNDS
Shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Shares of the Funds are not sold to individual investors.
The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.
Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.
Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.
In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.
The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).
PURCHASE PRICE
The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
The Funds do not calculate NAV on the following days:
New Year’s Day
Martin Luther King, Jr. Day
Presidents’ Day
Good Friday
Memorial Day
Independence Day
Labor Day
Thanksgiving Day
Christmas Day
Other days when the New York Stock Exchange is closed.
To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.
FAIR VALUATION
As “Funds-of-Funds” the Cardinal Funds’ assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Cardinal Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.
Cardinal Funds with more aggressive strategies tend to invest more in foreign securities than do the Cardinal Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.
The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Cardinal Funds and the Underlying Funds are valued in order to determine each Cardinal Fund’s NAV. The Valuation Procedures provide that a Cardinal Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Cardinal Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.
Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Cardinal Funds and the Underlying Funds each attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Cardinal Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.
SELLING SHARES
Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.
Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES
Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).
If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING
The Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:
•	disrupt portfolio management strategies;

•	increase brokerage and other transaction costs and

•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.
A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Although the Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund, Moderately Aggressive Fund and Capital Appreciation Fund, may be at greater risk for excessive trading because these Funds, respectively, invest approximately [30%], [25%] and [20%], respectively, of their assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.
The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below.
MONITORING OF TRADING ACTIVITY
It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.
With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.
RESTRICTIONS ON TRANSACTIONS
As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.
Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:
•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and

•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.
DISTRIBUTION AND SERVICES PLANS
Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.
Distribution Plan
In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II shares.
Administrative Services Plan
In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class I and Class II shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.
REVENUE SHARING
NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:
•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or

•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.
These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the level of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.
In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.
The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;

•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.
Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:
•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or

•	sell shares of a Fund instead of shares of funds offered by competing fund families.
Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.
Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.
The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.
DISTRIBUTIONS AND TAXES
DIVIDENDS AND DISTRIBUTIONS
Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.
TAX STATUS
The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.
Please refer to the SAI for more information regarding the tax treatment of the Funds.
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

MULTI-MANAGER STRUCTURE
The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate more efficiently.
In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:
•	initial due diligence on prospective Fund subadvisers;

•	monitoring subadviser performance, including ongoing analysis and periodic consultations;

•	communicating performance expectations and evaluations to the subadvisers and

•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.
The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend the hiring of a subadviser, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

FINANCIAL HIGHLIGHTS
Financial Highlights information is not shown because the shares of the Funds were first offered on ________ 2008 and, therefore, the Funds have no historical performance to report.

APPENDIX — ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
The NVIT Cardinal Funds are designed to provide diversification across major asset classes through investments in the Underlying Funds and other investments as described in the Fund Summaries.
The asset classes (Underlying Funds) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the seven Cardinal Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, see the back cover of the prospectus.
Certain variable insurance contracts may offer subaccounts that invest in some of the Underlying Funds directly. Because an investor is investing indirectly through the NVIT Cardinal Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of the particular Cardinal Fund. Although Class II shares of each Cardinal Fund will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Cardinal Funds, so there is no duplication of these fees or charges.
Following are descriptions of the underlying investments selected for each asset class. Each Cardinal Fund may invest in these underlying investments as provided in its target allocation mix. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.
U.S. Stocks — Large Cap
NVIT Multi-Manager Large Cap Growth Fund seeks long-term capital growth by investing in equity securities of large capitalization companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.
NVIT Multi-Manager Large Cap Value Fund seeks long-term capital growth by investing in equity securities of large capitalization companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures, options, swaps and other hybrid financial instruments. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. The Fund also may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.
The Funds may also invest in other large-cap funds.
U.S. Stocks — Mid Cap
NVIT Multi-Manager Mid Cap Growth Fund seeks long-term capital growth by investing in equity securities of medium-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures, options, swaps and other hybrid financial instruments. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.
NVIT Multi-Manager Mid Cap Value Fund seeks long-term capital appreciation by investing in equity securities of medium-sized companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures, options, swaps and other hybrid financial instruments. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of mid-sized companies may be more volatile and less liquid than larger company stocks. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.

The Funds may also invest in other mid-cap funds.
U.S. Stocks — Small Cap
Nationwide Multi-Manager NVIT Small Company Fund seeks long-term growth of capital by investing in equity securities of smaller-sized companies. The Fund may also invest up to 25% of its total assets in equity securities of small-cap companies that are located outside the United States, including those in emerging market countries, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of seven sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.
Nationwide Multi-Manager NVIT Small Cap Growth Fund seeks capital growth by investing in equity securities of smaller-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of small-cap companies that are located outside the United States, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.
Nationwide Multi-Manager NVIT Small Cap Value Fund seeks capital appreciation by investing in equity securities of smaller-sized companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s value. The Fund also invests in stocks that are not well recognized and stocks of special situation companies and turnarounds. The Fund may invest in real estate securities, including real estate investment trusts, and may invest up to 20% of the value of its total assets in equity securities of foreign companies. The Fund may also invest in initial public offerings of small-cap companies. The Fund consists of three sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Stocks of small-cap companies may be more volatile and less liquid than larger company stocks. The availability of initial public offerings may be limited, and the Fund may not be able to buy any shares, or as many as it would like, at the offering price. Prices of initial public offerings often are subject to greater and more unpredictable price changes than more established stocks. Also, foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The Fund may engage in active and frequent trading of portfolio securities, which can increase transaction costs and, as a result, adversely impact the Fund’s performance.
The Funds may also invest in other small-cap funds.
International Stocks
NVIT International Value Fund seeks long-term capital appreciation by investing in equity securities of companies located, headquartered, or whose securities regularly trade on markets outside the United States, using a value style of investing. These companies may also include those organized in the United States, but whose principal activities and interests are outside the United States. Under normal circumstances, the Fund invest in the securities of companies located or traded in at least six different countries, foreign markets or regions other than the United States. The Fund may invest up to 35% of its net assets in companies located or traded in any one of Australia, Canada, France, Japan, Germany or the United Kingdom. The Fund may also invest up to 35% of its net assets in fixed-income securities of foreign issuers that, at the time of purchase, are considered to be investment grade. The Fund may use derivatives, such as futures and options, for efficient portfolio management. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. To the extent the Fund invests in fixed-income securities, it is subject to interest rate risk and credit risk. In addition, derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.
NVIT Multi-Manager International Growth Fund seeks long-term capital growth by investing in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. The Fund employs a growth style of investing, meaning that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may invest in equity securities of companies of any market capitalization, and also may use derivatives, such as futures and options, for efficient portfolio management. The Fund consists of two sleeves, or portions, managed by different subadvisers. The Fund is subject primarily to stock market risk, as well as to the risk that over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks may be enhanced in emerging market countries. Stocks of small-cap and mid-cap companies may be more volatile and less liquid than larger company stocks. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.
The Funds may also invest in other international equity funds.
Bonds
NVIT Core Bond Fund seeks a high level of current income consistent with preserving capital by investing at least 80% of the value of its net assets in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund may also invest in mortgage-backed securities, asset-backed securities, foreign bonds denominated in U.S. dollars, commercial paper, high-yield bonds and derivatives. The Fund is subject to interest rate, inflation and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.
Lehman Brothers NVIT Core Plus Bond Fund seeks long-term total return, consistent with reasonable risk, by investing in a diversified portfolio of different types of investment grade fixed-income securities. In contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in investment grade fixed-income securities, including corporate bonds, U.S. government securities and U.S. government agency securities. The Fund may also invest in mortgage-backed securities, asset-backed securities, fixed-income securities of issuers located outside the United States, including those in emerging market countries, commercial paper, high-yield bonds and derivatives. The Fund is subject to interest rate, inflation and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. These risks are enhanced in emerging market countries. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

NVIT Short Term Bond Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value by investing primarily in U.S. government securities, U.S. government agency securities, commercial paper and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities and asset-backed securities, and may invest in fixed-income securities that pay interest on either a fixed-rate or variable-rate basis. Up to 10% of the value of the Fund’s net assets also may be invested in high-yield bonds. The Fund is managed so that its average portfolio duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value. The Fund is subject to interest rate, inflation and credit risk. Mortgage-backed and asset-backed securities may also be subject to prepayment or extension risk. High-yield bonds and other lower-rated fixed-income securities are subject to higher risks of loss than are investment grade securities. Derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.
The Funds may also invest in other bond funds.
Short-Term Investments
Nationwide NVIT Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity is 90 days or less.
The Funds may also invest in other short-term investments.
PRINCIPAL RISKS OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS
There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.
PERFORMANCE RISK. The assets of each Fund are invested in Underlying Funds, which means that the investment performance of each Fund is directly related to the investment performance of these underlying investments held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund’s assets among the Underlying Funds and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Fund’s investment performance. There can be no assurance that the investment objective of any Fund or any Underlying Fund will be achieved.
MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying

Funds, such as changes in investment objectives or strategies, may affect the performance of the Funds that invest in the Underlying Funds.
ASSET ALLOCATION RISK. Because the Underlying Funds represent different asset classes, each Cardinal Fund is subject to different levels and combinations of risk, depending on that particular Fund’s asset allocation.
TEMPORARY INVESTMENTS. Generally each of the Funds (including the Underlying Funds) will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund (or Underlying Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.
The SAI contains more information on the Funds’ principal investments and strategies and can be requested using the telephone number on the back of this prospectus.
SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

Information from Nationwide Funds
Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents — which may be obtained free of charge — contain additional information about the Funds:
•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports
To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.
Information from the Securities and Exchange Commission (“SEC”)
You can obtain copies of Fund documents from the SEC
•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents.)
Nationwide Funds Group
1200 River Road, Suite 1000 Conshohocken, PA 19428
The Trust’s Investment Company Act File No.: 811-3213
Nationwide and the Nationwide framemark are federally registered service marks of Nationwide Mutual Insurance Company. Cardinal and On Your Side are service marks of Nationwide Mutual Insurance Company.
© 2008 Nationwide Funds Group. All rights reserved.

THE TRUST’S INVESTMENT COMPANY ACT FILE NO.: 811-3213
STATEMENT OF ADDITIONAL INFORMATION
                    , 200
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT CARDINAL AGGRESSIVE FUND
NVIT CARDINAL MODERATELY AGGRESSIVE FUND
NVIT CARDINAL CAPITAL APPRECIATION FUND
NVIT CARDINAL MODERATE FUND
NVIT CARDINAL BALANCED FUND
NVIT CARDINAL MODERATELY CONSERVATIVE FUND
NVIT CARDINAL CONSERVATIVE FUND
          Nationwide Variable Insurance Trust (the “Trust”), a Delaware statutory trust, is a registered open-end, management investment company currently consisting of 59 series as of the date hereof. This Statement of Additional Information relates to the 7 series of the Trust (each, a “Fund” and collectively, the “Funds”) listed above.
          This SAI is not a prospectus but this Statement of Additional Information is incorporated by reference into the Prospectus for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectus for the Funds and should be read in conjunction with the following Prospectus:
•	NVIT Cardinal Aggressive Fund; NVIT Cardinal Moderately Aggressive Fund; NVIT Cardinal Capital Appreciation Fund; NVIT Cardinal Moderate Fund; NVIT Cardinal Moderate Fund; NVIT Cardinal Balanced Fund; NVIT Cardinal Moderately Conservative Fund; and NVIT Cardinal Conservative Fund dated ____________, 200.
          Terms not defined in this SAI have the meanings assigned to them in the Prospectus. The Prospectus may be obtained from Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2202, or by calling toll free 1-800-848-6331.

ii

GENERAL INFORMATION AND HISTORY
     Nationwide Variable Insurance Trust, formerly Gartmore Variable Insurance Trust and, before that, Nationwide Separate Account Trust, is an open-end investment company organized under the laws of Delaware by an Amended and Restated Agreement and Declaration of Trust, dated October 28, 2004, as amended on May 2, 2005. The Trust, originally organized under the laws of Massachusetts by a Declaration of Trust dated June 30, 1981, as subsequently amended, redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005. The Trust currently offers shares in 59 separate series, each with its own investment objective.
     The Funds are not diversified funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES — ALL FUNDS
     The following list sets forth permissible investments and techniques for the Fund. Please review the discussion in the Prospectus for further information regarding the investment objective and policies of the Fund.
     With respect to the Funds, this SAI uses the term “Fund” to include the Underlying Funds (as defined below) in which such Funds invest. Please review the discussions in the Prospectus for further information regarding the investment objectives and policies of each Fund, including their respective Underlying Funds.

NVIT
	NVIT	NVIT Cardinal	Cardinal	NVIT	NVIT
	Cardinal	Moderately	Capital	Cardinal	Cardinal
TYPE OF INVESTMENT OR TECHNIQUE	Aggressive	Aggressive	Appreciation	Moderate	Balanced
U.S. common stocks	Y	Y	Y	Y	Y
Preferred stocks	Y	Y	Y	Y	Y
Small company stocks	Y	Y	Y	Y	Y
Special situation companies	Y	Y	Y	Y	Y
Illiquid securities	Y	Y	Y	Y	Y
Restricted securities	Y	Y	Y	Y	Y
When-issued / delayed-delivery securities	Y	Y	Y	Y	Y
Limited liability companies	Y	Y	Y	Y	Y
Investment companies	Y	Y	Y	Y	Y
Real Estate Investment Trusts (REITs)	Y	Y	Y	Y	Y
Securities of foreign issuers	Y	Y	Y	Y	Y
Depositary receipts	Y	Y	Y	Y	Y
Securities from developing countries/emerging markets	Y	Y	Y	Y	Y
Convertible securities	Y	Y	Y	Y	Y
Long-term debt	Y	Y	Y	Y	Y
Long-term debt when originally issued but with less than 397 days remaining to maturity	Y	Y	Y	Y	Y
Short-term debt	Y	Y	Y	Y	Y
Floating and variable rate securities	Y	Y	Y	Y	Y
Zero coupon securities	Y	Y	Y	Y	Y
Step-coupon securities		Y	Y	Y	Y
Pay-in-kind bonds	Y	Y	Y	Y	Y
Deferred payment securities	Y	Y	Y	Y	Y

1

NVIT
	NVIT	NVIT Cardinal	Cardinal	NVIT	NVIT
	Cardinal	Moderately	Capital	Cardinal	Cardinal
TYPE OF INVESTMENT OR TECHNIQUE	Aggressive	Aggressive	Appreciation	Moderate	Balanced
Brady bonds		Y	Y	Y	Y
Non-investment grade debt	Y	Y	Y	Y	Y
Loan participations and assignments	Y	Y	Y	Y	Y
Sovereign debt (foreign) (denominated in U.S. $)	Y	Y	Y	Y	Y
Foreign commercial paper (denominated in U.S. $)	Y	Y	Y	Y	Y
Duration		Y	Y	Y	Y
U.S. Government securities	Y	Y	Y	Y	Y
Money market instruments	Y	Y	Y	Y	Y
Mortgage-backed securities		Y	Y	Y	Y

NVIT
Cardinal
	Moderately	NVIT Cardinal
TYPE OF INVESTMENT OR TECHNIQUE	Conservative	Conservative
U.S. common stocks	Y	Y
Preferred stocks	Y	Y
Small company stocks	Y	Y
Special situation companies	Y	Y
Illiquid securities	Y	Y
Restricted securities	Y	Y
When-issued / delayed-delivery securities	Y	Y
Limited liability companies	Y	Y
Investment companies	Y	Y
Real Estate Investment Trusts (REITs)	Y	Y
Securities of foreign issuers	Y	Y
Depositary receipts	Y	Y
Securities from developing countries/emerging markets	Y	Y
Convertible securities	Y	Y
Long-term debt	Y	Y
Long-term debt when originally issued but with less than 397 days remaining to maturity	Y	Y
Short-term debt	Y	Y
Floating and variable rate securities	Y	Y
Zero coupon securities	Y	Y
Step-coupon securities	Y	Y
Pay-in-kind bonds	Y	Y
Deferred payment securities	Y	Y
Brady bonds	Y	Y
Non-investment grade debt	Y	Y
Loan participations and assignments	Y	Y
Sovereign debt (foreign) (denominated in U.S. $)	Y	Y
Foreign commercial paper (denominated in U.S. $)	Y	Y
Duration	Y	Y
U.S. Government securities	Y	Y
Money market instruments	Y	Y
Mortgage-backed securities	Y	Y

2

		NVIT	NVIT
		Cardinal	Cardinal	NVIT	NVIT
	NVIT Cardinal	Moderately	Capital	Cardinal	Cardinal
TYPE OF INVESTMENT OR TECHNIQUE	Aggressive	Aggressive	Appreciation	Moderate	Balanced
Stripped mortgage-backed securities		Y	Y	Y	Y
Collateralized mortgage obligations		Y	Y	Y	Y
Mortgage dollar rolls	Y	Y	Y	Y	Y
Asset-backed securities	Y	Y	Y	Y	Y
Bank and/or Savings and Loan obligations	Y	Y	Y	Y	Y
Repurchase agreements	Y	Y	Y	Y	Y
Reverse repurchase agreements	Y	Y	Y	Y	Y
Derivatives	Y	Y	Y	Y	Y
Warrants	Y	Y	Y	Y	Y
Futures	Y	Y	Y	Y	Y
Options	Y	Y	Y	Y	Y
Foreign currencies	Y	Y	Y	Y	Y
Forward currency contracts	Y	Y	Y	Y	Y
Borrowing money	Y	Y	Y	Y	Y
Lending of portfolio securities	Y	Y	Y	Y	Y
Investment of securities lending collateral	Y	Y	Y	Y	Y
Short sales	Y	Y	Y	Y	Y
Swap agreements	Y	Y	Y	Y	Y
Credit Default Swaps		Y	Y	Y	Y
Extendable commercial notes		Y	Y	Y	Y
Wrap contracts
Indexed securities	Y	Y	Y	Y	Y
Strip Bonds		Y	Y	Y	Y
Nationwide Contract
Municipal securities

NVIT
	Cardinal	NVIT
	Moderately	Cardinal
TYPE OF INVESTMENT OR TECHNIQUE	Conservative	Conservative
Stripped mortgage-backed securities	Y	Y
Collateralized mortgage obligations	Y	Y
Mortgage dollar rolls	Y	Y
Asset-backed securities	Y	Y
Bank and/or Savings and Loan obligations	Y	Y
Repurchase agreements	Y	Y
Reverse repurchase agreements	Y	Y
Derivatives	Y	Y
Warrants	Y	Y
Futures	Y	Y
Options	Y	Y
Foreign currencies	Y	Y
Forward currency contracts	Y	Y
Borrowing money	Y	Y
Lending of portfolio securities	Y	Y
Investment of securities lending collateral	Y	Y
Short sales	Y
Swap agreements	Y	Y
Credit Default Swaps	Y	Y
Extendable commercial notes	Y	Y
Wrap contracts
Indexed securities	Y	Y
Strip Bonds	Y	Y

3

NVIT
	Cardinal	NVIT
	Moderately	Cardinal
TYPE OF INVESTMENT OR TECHNIQUE	Conservative	Conservative
Nationwide Contract
Municipal securities

4

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES
THE NVIT CARDINAL FUNDS
     Each of the Funds is a “fund of funds,” which means that each Fund invests primarily in other mutual funds. The Prospectus for the Funds discusses the investment objectives and strategies for each Fund and explains the types of underlying mutual funds (the “Underlying Funds”) that each Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the Funds allocates its assets among the different Underlying Funds. Periodically, each Fund will adjust its asset allocation and allocation ranges to ensure broad diversification and to adjust to changes in market conditions.
     The following is a list of the mutual funds that are part of the Nationwide group of funds (the “Nationwide Funds”) that the Funds may currently invest in. This list may be updated from time to time. Nationwide Fund Advisors (“NFA”) has employed one or more subadvisers for each of the Underlying Funds listed below. Each of the Underlying Funds is described in its respective prospectus and SAI.
•	NVIT Multi-Manager Large Cap Growth Fund

•	NVIT Multi-Manager Large Cap Value Fund

•	NVIT Multi-Manager Mid Cap Growth Fund

•	NVIT Multi-Manager Mid Cap Value Fund

•	NVIT Multi-Manager Small Company Fund

•	NVIT Multi-Manager Small Cap Growth Fund

•	NVIT Multi-Manager Small Cap Value Fund

•	NVIT Multi-Manager International Value Fund

•	NVIT Multi-Manager International Growth Fund

•	NVIT Core Bond Fund

•	Lehman Brothers NVIT Core Plus Bond Fund

•	NVIT Short Term Bond Fund

•	NVIT Money Market Fund
INFORMATION CONCERNING DURATION
     Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of “term to maturity” or “average dollar weighted maturity” as measures of “volatility” or “risk” associated with changes in interest rates. Duration incorporates a security’s yield, coupon interest payments, final maturity and call features into one measure.
     Most debt obligations provide interest (“coupon”) payments in addition to final (“par”) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.
     Traditionally, a debt security’s “term-to-maturity” has been used as a measure of the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity “weighted” according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or interest rate change of interest of a debt

5

security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.
     There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, a Fund’s investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.
     The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.
DEBT OBLIGATIONS
     Debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations when due (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).
     Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Rating Group (“Standard & Poor’s”) or Moody’s Investor Services (“Moody’s”). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Funds also rely upon the independent advice of the Fund’s adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer’s capital structure, existing debt and earnings history. The Appendix to this SAI contains further information about the rating categories of NRSROs and their significance.
     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund’s adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.

6

     In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.
     Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.
     Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as “lower-quality securities”) include (i) bonds rated as low as C by Moody’s, Standard & Poor’s, or Fitch Investors Service, Inc. (“Fitch”) ; (ii) commercial paper rated as low as C by Standard & Poor’s, Not Prime by Moody’s or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.
     Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.
     As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund’s net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount, which would result in a lower rate of return to the Fund.
     Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such

7

provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.
     Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities.
     Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund’s net asset value and ability to dispose of particular securities, when necessary to meet such Fund’s liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund’s portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.
     U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:
•	the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States; the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

•	the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and

•	the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.
     Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.
     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Funds purchase the principal portion of STRIPS, the Funds will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating their dividends, the Funds take into account as

8

income a portion of the difference between the principal portion of a STRIPS’ purchase price and its face value.
     Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities is a pass-through certificate. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties.
     Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancements. Such credit enhancements generally fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.
     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.
     Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.
     Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

9

     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.
     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund’s net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather the underlying assets are often consumer or commercial debt contracts such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. However, almost any type of fixed income assets may be used to create an asset-backed security, including other fixed income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with

10

mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
     Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multiclass debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are issued as Real Estate Mortgage Investment Conduits (“REMICs”). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as “Mortgage Assets”). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.
     Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.
     In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses it as collateral for a multiclass security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
     A Fund may also invest in, among other types of CMOs, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.
     Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan

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associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.
     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive all of the principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.
     In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions.
     A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.
     Money Market Instruments. Money market instruments may include the following types of instruments:
•	obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

•	obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

•	obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

•	asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

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•	repurchase agreements;

•	bank and savings and loan obligations;

•	commercial paper, which includes short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

•	bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

•	high quality short-term (maturity in 397 days or less) corporate obligations rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser;

•	extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period;

•	unrated short-term (maturity in 397 days or less) debt obligations that are determined by a Fund’s adviser or subadviser to be of compatible quality to the securities described above.
     Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.
     Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.
     Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.
     The two principal classifications of municipal securities consist of “general obligation” and “revenue” issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same

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maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.
     An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.
     Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.
REPURCHASE AGREEMENTS
     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund’s custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the “SEC”) to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Fund’s custodian or subcustodian if the value of the securities purchased should decrease below their resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund’s adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.
WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS
     When securities are purchased on a “when-issued” basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund’s outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.
     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the segregated account remains equal to the amount

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of such Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund’s liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase “when-issued” securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund’s commitment to purchase “when-issued” or “delayed-delivery” securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
LIMITED LIABILITY COMPANIES
     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.
INTERESTS IN PUBLICLY TRADED LIMITED PARTNERSHIPS
     Those Funds that invest in U.S. common stock may also invest in interests in publicly traded limited partnerships (limited partnership interests or units) which represent equity interests in the assets and earnings of the partnership ‘s trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, interest income generated from limited partnerships deemed not to be ‘publicly traded’ will not be considered ‘qualifying income’ under the Internal Revenue Code of 1986, as amended, and may trigger adverse tax consequences. Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in a Fund ‘s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.
LENDING PORTFOLIO SECURITIES
     A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to the loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each such loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned.
     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the

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preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund’s board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.
INVESTMENT OF SECURITIES LENDING COLLATERAL
     The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described in elsewhere in the Statement of Additional Information. Collateral may also be invested in a money market investment company or short-term collective investment trust.
     Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund’s assets or may provide for a minimum guaranteed rate of return to the investor.
     Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then the unconditional guarantee is provided by the issuer’s parent.
     Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.
INDEXED SECURITIES
     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an “index”). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.
SMALL COMPANY AND EMERGING GROWTH STOCKS
     Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less

16

publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.
SPECIAL SITUATION COMPANIES
     “Special situation companies” include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in a Fund, to the extent that it invests a significant portion of its assets in these securities, may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadvisers believe, however, that if the adviser or subadviser analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.
FOREIGN SECURITIES
     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in securities in the United States. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.
     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.
     Investment in Companies in Developing or Emerging Market Countries. Investments may be made from time to time in companies in developing or emerging market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

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     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.
     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries’ securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund’s inability to dispose fully and promptly of positions in declining markets will cause the Fund’s net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.
     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in those countries and the availability to the Fund of additional investments in those countries.
     Economies of developing countries may differ favorably or unfavorably from the United States’ economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Certain countries have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.
     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.
     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.
     Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts

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typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.
     A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.
     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.
     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.
     Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (see below), and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
FOREIGN COMMERCIAL PAPER
     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in

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that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.
BRADY BONDS
     Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as supranational institutions such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as “Brady Bonds.” Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country’s economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund’s adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser’s expectations with respect to Brady Bonds will be realized.
     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. If an issuer defaults with

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respect to collateralized Brady Bonds and as a result the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
REAL ESTATE SECURITIES
     Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.
     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code, as amended (the “Code”).
CONVERTIBLE SECURITIES
     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed

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income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.
     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.
     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.
     Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (“PERCS”), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer’s common stock if the issuer’s common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer’s common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.
     A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will convert into either cash or a specified number of shares of common stock.
     Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer’s corporate

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structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.
     An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular securities, when necessary, to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund’s portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.
     Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer’s common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.
WARRANTS
     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.
PREFERRED STOCK
     Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks generally are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.
SHORT SELLING OF SECURITIES
     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities “borrowed” from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the

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price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a premium and/or interest which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. In addition, the broker may require the deposit of collateral (generally, up to 50% of the value of the securities sold short).
     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any premium or interest the Fund may be required to pay in connection with the short sale. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. However, any such dividend on a security sold short generally reduces the market value of the shorted security, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short-sale transaction. Whether a Fund will be successful in utilizing a short sale will depend, in part, on a Fund’s adviser’s or subadviser’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.
     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must segregate or earmark an amount of cash or other liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker to meet margin requirements in connection with the short sale (not including the proceeds from the short sale). While the short position is open, a Fund must maintain on a daily basis segregated or earmarked liquid assets at such a level that the amount segregated or earmarked plus the amount of collateral deposited with the broker as margin equals the current market value of the securities sold short.
     A Fund also may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box. For tax purposes a Fund that enters into a short sale “against the box” may be treated as having made a constructive sale of an “appreciated financial position” causing the Fund to realize a gain (but not a loss).
RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES
     A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.
     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in

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the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The Funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Funds might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Funds might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
     The SEC has adopted Rule 144A of the Securities Act which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.
     Any such restricted securities will be considered to be illiquid for purposes of a Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund’s adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund’s level of illiquidity may increase.
     A Fund may sell over-the-counter (“OTC”) options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.
     The Fund’s adviser or applicable subadviser will monitor the liquidity of restricted securities for the Fund it manages. In reaching liquidity decisions, the following factors are considered: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).
     Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as accredited investors.
     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (“NRSROs”), or if only one NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the adviser or subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

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BORROWING
     A Fund may borrow money from banks, limited by each Fund’s fundamental investment restriction (generally, 33 1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. A Fund may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing, unless a Fund covers its exposure by segregating or earmarking liquid assets.
DERIVATIVE INSTRUMENTS
     A Fund’s adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, to hedge a Fund’s portfolio or for risk management or for any other permissible purposes consistent with that Fund’s investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.
     Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.
     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (“CFTC”).
     Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.
     (1) Successful use of most of these instruments depends upon a Fund’s adviser’s or subadviser’s ability to predict movements of the overall securities and currency markets, which requires skills different from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.
     (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund’s assets being hedged in terms of securities composition.
     (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund’s adviser or subadviser projected a decline in the price of a security in the Fund’s portfolio, and the price of

26

that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.
     (4) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.
     Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under “Restricted and Illiquid Securities” above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.
     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.
     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

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     A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.
     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.
     Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
     An interest rate option is an agreement with a counterparty giving the buyer the right but not the obligation to buy or sell one of an interest rate hedging vehicle (such as a treasury future or interest rate swap) at a future date at a predetermined price. The option buyer would pay a premium at the inception of the agreement. An interest rate option can be used to actively manage a Fund’s interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.
     Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.
     Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve

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as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.
     To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for “bona fide hedging” purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.
     A Fund will not enter into futures contracts and related options for other than “bona fide hedging” purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund’s assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund’s exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.
     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.
     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

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     Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.
     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
     If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.
     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.
     Commodity Futures Contracts. The Funds may invest in commodity futures, subject to the 5% limitation described above for all futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Funds may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.
     Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

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•	Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Funds are invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

•	Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Funds. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Funds to reinvest the proceeds of a maturing contract in a new futures contract, the Funds might reinvest at higher or lower futures prices, or choose to pursue other investments.

•	Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices.
     Swap Agreements. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. “Total return swaps” are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.
     The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, a Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be

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paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.
     Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund’s adviser’s or subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.
     Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.
     A Fund will enter swap agreements only with counterparties that a Fund’s adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.
     Two types of swap agreements that some Funds may utilize, among others, are credit default swaps or total rate of return swaps.
     Credit Default Swaps. A Fund may enter into credit default swap contracts. A credit default swap is an agreement in which one party transfers its third party credit risk to the other party. One party in this swap is essentially the lender and bears the credit risk from the third party. The counterparty in the agreement insures this risk in return for receipt of regular periodic payments (like insurance premiums from the insured party). If the third party defaults, the insuring party must purchase the defaulted asset from the insured party and the insured party pays the insuring party the remaining interest on the debt as well as the principal. A Fund might use, credit default swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issuers (i.e., to reduce risk when the Fund owns or has exposure to such issuers). A Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed.
     As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed- upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller in a credit default swap contract, a Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
     As the purchaser in a credit default swap contract a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk — that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
     Total Rate of Return Swaps. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. A total rate of return swap will allow a Fund to quickly and cost effectively invest cash flows into a diversified basket of assets which has the risk/return prospect of the Fund’s stated benchmark.

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     Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.
     Hybrid Instruments. Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
     Credit Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a highly rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”); or (ii) the value of the Reference Bond if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.
     Foreign Currency-Related Derivative Strategies — Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund’s securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.
     A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by

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entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund’s adviser or a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.
     The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.
     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.
     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund’s adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.
FORWARD CURRENCY CONTRACTS
     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.
     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
     Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund’s investments. A currency hedge, for example, should protect a

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Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund’s investments denominated in that currency over time.
     A decline in the dollar value of a foreign currency in which a Fund’s securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.
     A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in some instances, to adjust its currency exposure relative to its benchmark. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.
FLOATING AND VARIABLE RATE INSTRUMENTS
     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.
     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.
     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund’s adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.
     A Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day

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demand instruments may be held in book entry form at a bank other than a Fund’s custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund’s custodian.
SECURITIES OF INVESTMENT COMPANIES
     To the extent permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of s Fund’s total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund indirectly will bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by a Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.
SPDRS AND OTHER EXCHANGE TRADED FUNDS
     A Fund may invest in Standard & Poor’s Depository Receipts (“SPDRs”) and in shares of other exchange traded funds (collectively, “ETFs”). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor’s Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs’ performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.
     ETF’s, including SPDRs, are not actively managed. Rather, an ETF’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF’s price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.
BANK OBLIGATIONS
     Bank obligations that may be purchased by a Fund include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.
     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.
     Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.
     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent,

36

Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.
ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS (“PIK BONDS”) AND DEFERRED PAYMENT SECURITIES
     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.
     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.
     Current federal income tax law requires the holder of zero coupon securities, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
LOAN PARTICIPATIONS AND ASSIGNMENTS
     Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable adviser or subadviser to be creditworthy. When a Fund purchases Assignments from lenders,

37

the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.
     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.
     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.
MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS
     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see “Borrowing”). When required by guidelines of the SEC, a Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.
     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated assets are subject to interest rate risk because they settle later, then the Fund’s interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See “Borrowing”)

38

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund’s adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.
TEMPORARY INVESTMENTS
     Generally, each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or anticipated redemptions, or if a Fund’s adviser (or subadviser) believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.
INVESTMENT RESTRICTIONS
     The following are fundamental investment restrictions for each of the Funds which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.
Each of the Funds:
•	May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
•	May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).
•	May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
•	May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of such Fund.

39

•	May not act as an underwriter of another issuer’s securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.
•	May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of the issuers, the principal activities of which are in the same industry; provided, that a Fund may invest more than 25% of its total assets in securities of issuers in an industry if the concentration in an industry is the result of the weighting in a particular industry in one or more Underlying Funds.
     The following are the NON-FUNDAMENTAL operating policies of each of the Funds, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:
Each Fund may not:
•	Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.
•	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.
•	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such an event, however, such a Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
•	Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund’s total assets at the time of the borrowing or investment.
•	Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.
     The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.
     Internal Revenue Code Restrictions
     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund’s holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment

40

companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund’s total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. Government or other U.S. regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.
     Also, there are four requirements imposed on the Funds under Subchapter L of the Code because they are used as investment options written variable insurance products.
1)	A Fund may invest no more that 55% of its total assets in one issuer (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

2)	A Fund may invest no more that 70% of its total assets in two issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

3)	A Fund may invest no more that 80% of its total assets in three issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

4)	A Fund may invest no more that 90% of its total assets in four issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);
     Each U.S. government agency or instrumentality shall be treated as a separate issuer.
PORTFOLIO TURNOVER
     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of a Fund.
INSURANCE LAW RESTRICTIONS
     In connection with the Trust’s agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, NFA and the insurance companies may enter into agreements, required by certain state insurance departments, under which the NFA may agree to use their best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust’s operations.
MAJOR SHAREHOLDERS
     Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, each located at One Nationwide Plaza, Columbus, Ohio 43215 and Nationwide Life Insurance Company of America (“NLICA”), located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, are wholly owned by Nationwide Financial Services, Inc. (“NFS”). Nationwide Life and Annuity Insurance Company of America, located at 300 Continental Drive, Newark, Delaware 19713, is wholly owned by NLICA. NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and

41

Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.
DISCLOSURE OF PORTFOLIO HOLDINGS
     The Board of Trustees of the Trust has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter or affiliated persons of the Funds’ investment adviser or principal underwriter. The Trust’s overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings until such time as the information is made available to all shareholders or the general public.
     The policies and procedures are applicable to the Funds’ investment adviser and any subadviser to the Funds. Pursuant to the policy, the Funds, their investment adviser, any subadviser, and their agents are obligated to:
•	Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

•	Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and

•	Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.
     Portfolio holdings information that is not publicly available will be released selectively only pursuant to the exceptions described below. In most cases, where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 calendar days old. Nevertheless, NFA’s Chief Investment Officer, Chief Administrative Officer or their duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holdings information.
     Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. The Funds disclose their complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Funds’ fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds’ fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.
     Exceptions to the portfolio holdings release policy described above can only be authorized by NFA’s Chief Investment Officer, Chief Administrative Officer or their duly authorized delegate and will be made only when:
•	A Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;

•	The recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and

•	The release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Funds’ fiduciary duties.

42

     Under this policy, the receipt of compensation by a Fund, an investment adviser, a subadviser, or an affiliate as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.
     Eligible third parties to whom portfolio holdings information may be released in advance of general release include the following:
•	Data consolidators (including ratings agencies);

•	Fund rating/ranking services and other data providers; and

•	Service providers to the Funds.
     The Funds’ investment adviser conducts periodic reviews of compliance with the policy and the Funds’ Chief Compliance Officer provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review. The investment adviser’s compliance staff will also annually submit to the Board a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.
TRUSTEES AND OFFICERS OF THE TRUST
MANAGEMENT INFORMATION
TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

NUMBER OF
		TERM OF		PORTFOLIOS
		OFFICE WITH	PRINCIPAL	IN FUND	OTHER
	POSITION(S)	TRUST -	OCCUPATION(S)	COMPLEX	DIRECTORSHIPS
NAME, ADDRESS,	HELD WITH	LENGTH OF	DURING PAST FIVE	OVERSEEN BY	HELD
AND YEAR OF BIRTH	FUND	TIME SERVED*	YEARS	TRUSTEE	BY TRUSTEE**

Charles E. Allen c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1948	Trustee	Since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	120	None

Paula H.J. Cholmondeley c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1947	Trustee	Since July 2000	Ms. Cholmondeley was Vice President and General Manager Sappi Fine Paper North America from April 2000 through December 2003.	120	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation 1947 (construction equipment), and Minerals

43

				NUMBER OF
		TERM OF		PORTFOLIOS
		OFFICE WITH	PRINCIPAL	IN FUND
	POSITION(S)	TRUST -	OCCUPATION(S)	COMPLEX	OTHER
NAME, ADDRESS,	HELD WITH	LENGTH OF	DURING PAST FIVE	OVERSEEN BY	DIRECTORSHIPS HELD
AND YEAR OF BIRTH	FUND	TIME SERVED*	YEARS	TRUSTEE	BY TRUSTEE**

					Technology Inc. (specialty chemicals)

C. Brent DeVore*** c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1940	Trustee	Since 1990	Dr. DeVore is President of Otterbein College.	120	None

Phyllis Kay Dryden c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1947	Trustee	Since December 2004	Ms. Dryden was a partner of Mitchell Madison, a management consulting company from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was formerly Managing Partner of marchFIRST, a global management consulting firm.	120	None

Barbara L. Hennigar c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1935	Trustee	Since July 2000	Retired.	120	None

Barbara I. Jacobs c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428	Trustee	Since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From	120	None

44

				NUMBER OF
		TERM OF		PORTFOLIOS
		OFFICE WITH	PRINCIPAL	IN FUND
	POSITION(S)	TRUST -	OCCUPATION(S)	COMPLEX	OTHER
NAME, ADDRESS,	HELD WITH	LENGTH OF	DURING PAST FIVE	OVERSEEN BY	DIRECTORSHIPS HELD
AND YEAR OF BIRTH	FUND	TIME SERVED*	YEARS	TRUSTEE	BY TRUSTEE**

1950			1988-2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).

Douglas F. Kridler c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1955	Trustee	Since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	120	None

Michael D. McCarthy c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1947	Trustee	Since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (Commodity Swaps) from October 2002 until January 2007 and a partner of Pineville Properties, LLC (a commercial real estate development firm) from September 2000 until January 2007.	120	None

David C. Wetmore c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1948	Trustee and Chairman	Since 1995	Retired.	120	None

45

*	Length of time served includes time served with predecessor of the Trust.

**	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

***	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS.
TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS

NUMBER OF
PORTFOLIOS IN
		TERM OF	PRINCIPAL	FUND
	POSITION(S)	OFFICE - LENGTH	OCCUPATION(S)	COMPLEX	OTHER
NAME, ADDRESS,	HELD WITH	OF TIME	DURING PAST FIVE	OVERSEEN BY	DIRECTORSHIPS HELD
AND YEAR OF BIRTH	FUND	SERVED(1)	YEARS	TRUSTEE	BY TRUSTEE(3)

Arden L. Shisler c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1941	Trustee	February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of KeB Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to KeB from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company (2)	120	Director of Nationwide Financial Services, Inc., Chairman of Nationwide Mutual Insurance Company (2)

John H. Grady c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1961	President and Chief Executive Officer	Since December 2006	Mr. Grady is President and Chief Executive Officer of Nationwide Funds Group which includes NFA,(2) Nationwide Fund Management LLC (2) and Nationwide Fund Distributors LLC(2) and NWD Investments, (2) the asset management	N/A	None

46

NUMBER OF
PORTFOLIOS IN
		TERM OF	PRINCIPAL	FUND
	POSITION(S)	OFFICE - LENGTH	OCCUPATION(S)	COMPLEX	OTHER
NAME, ADDRESS,	HELD WITH	OF TIME	DURING PAST FIVE	OVERSEEN BY	DIRECTORSHIPS HELD
AND YEAR OF BIRTH	FUND	SERVED(1)	YEARS	TRUSTEE	BY TRUSTEE(3)

operations of Nationwide Mutual Insurance Company, which includes Nationwide Separate Accounts LLC (2) and Nationwide SA Capital Trust. (2) From March 2004 until March 2006, Mr. Grady was Chief Executive Officer of Constellation Investment Management Co., L.P (registered investment adviser), and President and Chief Executive Officer of Constellation Funds Group (registered investment companies). He also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006. From February 2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer; Managing Director, Mutual Funds Group, Turner Investment Partners, Inc. (registered investment adviser); Executive Vice President of Turner Funds and Turner Institutional Portfolios (registered investment companies); and President, Turner Investment Distributors, Inc. (registered broker-dealer).

Joseph Finelli Nationwide Funds Group 1200 River Road, Suite 1000,	Treasurer	Since March 2001	Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting and Operations for	N/A	None

47

NUMBER OF
PORTFOLIOS IN
		TERM OF	PRINCIPAL	FUND
	POSITION(S)	OFFICE - LENGTH	OCCUPATION(S)	COMPLEX	OTHER
NAME, ADDRESS,	HELD WITH	OF TIME	DURING PAST FIVE	OVERSEEN BY	DIRECTORSHIPS HELD
AND YEAR OF BIRTH	FUND	SERVED(1)	YEARS	TRUSTEE	BY TRUSTEE(3)

Conshohocken, PA 19428 1957			Nationwide Funds Group(2).

Dorothy Sanders c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1955	Chief Compliance Officer	Since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank). From 2000 to November 2004, she was Vice President, Secretary and General Counsel of Fred Alger & Company, Incorporated.	N/A	None

Eric E. Miller c/o Nationwide Funds Group 1200 River Road, Suite 1000, Conshohocken, PA 19428 1953	Secretary	Since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD.(3)	N/A	None

(1)	Length of time served includes time served with the Trust’s predecessors.

(2)	These positions are held with an affiliated person or principal underwriter of the Funds.

(3)	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
RESPONSIBILITIES OF THE BOARD OF TRUSTEES

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     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.
BOARD OF TRUSTEE COMMITTEES
     The Board of Trustees has four standing committees: Audit, Valuation and Operations, Nominating and Fund Governance and Performance.
     The purposes of the Audit Committee are to: (a) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; (b) oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; (c) ascertain the independence of the Trust’s independent auditors; (d) act as a liaison between the Trust’s independent auditors and the Board; (e) approve the engagement of the Trust’s independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust’s investment adviser (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with one of the Trust’s investment adviser if the engagement relates to the Trust’s operations and financial reporting; (f) meet and consider the reports of the Trust’s independent auditors; and (g) review and make recommendations to the Board regarding the Code of Ethics of the Trust and that of all Trust adviser, subadvisers, and principal underwriters and annually review changes to, violations of, and certifications with respect to such of Code of Ethics; and (h) oversee the Trust’s written policies and procedures adopted under Rule 38a-1 of the 1940 Act and oversee the appointment and performance of the Trust’s designated Chief Compliance Officer. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust’s shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met six times during the past fiscal year and currently consists of the following Trustees: Mr. Allen (Chairman), Ms. Hennigar, Ms. Jacobs and Mr. Wetmore.
     The purposes of the Valuation and Operations Committee are to (a) oversee the implementation and operation of the Trust’s Valuation Procedures, applicable to all of the Trust’s portfolio securities; (b) oversee the implementation and operation of the Trust’s Rule 2a-7 Procedures, applicable to the Trust’s money market fund series; (c) oversee the Trust’s portfolio brokerage practices; and (d) oversee distribution of the Trust’s shares of beneficial interest. The Valuation and Operations Committee met five times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore, Ms. Dryden, Ms. Hennigar, Mr. Kridler (Chairman) and Mr. McCarthy, each of whom is not an interested person of the Trust, as defined in the 1940 Act.
     The Nominating and Fund Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board’s effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust’s principal service providers are evaluated); (4) review of completed Trustee and Officer Questionnaires and adjust composition of the Board by recommending the removal, replacement, or retirement of an incumbent Trustee and may recommend the selection and nomination of an appropriate candidate; (5) oversee the implementation of the Board’s policies regarding evaluations of the Board and Trustee peer evaluations; (6) review and make recommendations to the Board regarding the Proxy Voting Guidelines, Policies and Procedures of all Trust adviser and subadvisers; (7) periodic review of Trustee compensation and recommend appropriate changes to the Independent Trustees; (8) oversee implementation of the Trust’s Policy Regarding the Service by Trustees on the Boards of Directors of Public Companies and Unaffiliated

49

Fund Companies; (9) annual review and make recommendations to the Board regarding the Board’s Statements of Policies Regarding the Enhanced Fund Governance and Oversight By, the Enhanced Independence of, & the Enhanced Effectiveness of the Board of Trustees; and (10) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust’s management. The Nominating and Fund Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met seven times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore (Chairman), Ms. Cholmondeley, Ms. Dryden, Mr. Kridler, and Mr. Wetmore, each of whom is not an interested person of the Trust, as defined in the 1940 Act.
     The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute Trustees to the Board of Trustees of the Trust, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust’s Secretary. Shareholders wishing to present one or more candidates for Trustee for consideration may do so by submitting a signed written request to the Trust’s Secretary at attn: Secretary, Nationwide Variable Insurance Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, which includes the following information: (i) name and address of shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connection with the election of Trustees; (v) the name and background information of the proposed candidates and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.
     The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, as the Committee deems to be necessary and appropriate and work with management to implement any recommended changes; (4) to review and monitor the performance of the Trust’s funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees; (5) to review and monitor the structure of, and the method used to determine, the compensation of each portfolio manager of the Trust’s funds with respect to management of the Trust’s funds and any other account managed by the portfolio manager; and (6) to review and monitor material conflicts of interest that may arise from a portfolio manager’s management of multiple accounts. This Committee met four times during the past fiscal year and currently consists of the following Trustees: Mr. Allen, Ms. Cholmondeley, Ms. Jacobs (Chairperson), Mr. McCarthy and Mr. Shisler, each of whom (except Mr. Shisler) is not an interested person of the Trust, as defined in the 1940 Act.
OWNERSHIP OF SHARES OF NATIONWIDE FUNDS AS OF DECEMBER 31, 2007

AGGREGATE DOLLAR
RANGE OF EQUITY
SECURITIES AND/OR
SHARES IN ALL
	DOLLAR RANGE OF	REGISTERED INVESTMENT
	EQUITY SECURITIES	COMPANIES OVERSEEN BY
	AND/OR SHARES IN THE	TRUSTEE IN FAMILY OF
NAME OF TRUSTEE	FUNDS*	INVESTMENT COMPANIES

Charles E. Allen	[xx]	[xx]
Paula H.J. Cholmondeley	[xx]	[xx]

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AGGREGATE DOLLAR
RANGE OF EQUITY
SECURITIES AND/OR
SHARES IN ALL
	DOLLAR RANGE OF	REGISTERED INVESTMENT
	EQUITY SECURITIES	COMPANIES OVERSEEN BY
	AND/OR SHARES IN THE	TRUSTEE IN FAMILY OF
NAME OF TRUSTEE	FUNDS*	INVESTMENT COMPANIES

C. Brent DeVore	[xx]	[xx]
Phyllis Kay Dryden	[xx]	[xx]
Barbara L. Hennigar	[xx]	[xx]
Barbara I. Jacobs	[xx]	[xx]
Douglas F. Kridler	[xx]	[xx]
Michael D. McCarthy	[xx]	[xx]
David C. Wetmore	[xx]	[xx]
Arden L. Shisler	[xx]	[xx]

*	Individual investors, like the Trustees, are not eligible to purchase shares of the Funds directly; accordingly, Trustees are limited in their ability to own/hold Fund shares. Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts, which may or may not be an appropriate investment for each individual Trustee.
OWNERSHIP IN THE FUNDS’ INVESTMENT ADVISER(1), SUBADVISERS(2) OR DISTRIBUTOR(3) AS OF DECEMBER 31, 2007
TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

NAME OF OWNERS AND
	RELATIONSHIPS TO	NAME OF	TITLE OF CLASS	VALUE OF	PERCENT OF
NAME OF TRUSTEE	TRUSTEE	COMPANY	OF SECURITY	SECURITIES	CLASS

Charles E. Allen	[xx]	[xx]	[xx]	[xx]	[xx]
Paula H.J. Cholmondeley	[xx]	[xx]	[xx]	[xx]	[xx]
C. Brent DeVore	[xx]	[xx]	[xx]	[xx]	[xx]
Phyllis Kay Dryden	[xx]	[xx]	[xx]	[xx]	[xx]
Barbara L. Hennigar	[xx]	[xx]	[xx]	[xx]	[xx]
Barbara I. Jacobs	[xx]	[xx]	[xx]	[xx]	[xx]
Douglas F. Kridler	[xx]	[xx]	[xx]	[xx]	[xx]
Michael D. McCarthy	[xx]	[xx]	[xx]	[xx]	[xx]
David C. Wetmore	[xx]	[xx]	[xx]	[xx]	[xx]

(1)	As of December 31, 2007, the sole investment adviser to the series of the Trust was NFA.

(2)	As of December 31, 2007, subadvisers to the series of the Trust included Aberdeen Asset Management Inc., AllianceBernstein L.P., American Century Investments, Inc., BlackRock Investment Management, LLC, Boston Company Asset Management, LLC, Epoch Investment Partners, Inc., Federated Investment Management Company, Gartmore Global Partners, J.P. Morgan Investment Management, Inc., Morley Capital Management, Inc., Morgan Stanley Investment Management Inc., Neuberger Berman Management Inc., NorthPointe Capital, LLC, Putnam Investment Management, LLC, Oberweis Asset Management, Inc., Van Kampen Asset Management, and Waddell & Reed Investment Management Company.

(3)	Nationwide Fund Distributors LLC or any company, other than an investment company, that controls a Fund’s adviser or distributor.

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COMPENSATION OF TRUSTEES
     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Adviser, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended December 31, 2007. In addition, the table sets forth the total compensation to be paid to the Trustees from all the Nationwide Funds for the fiscal year ended December 31, 2007. Trust officers receive no compensation from the Trust in their capacity as officers.
     The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

		PENSION RETIREMENT		TOTAL
	AGGREGATE	BENEFITS ACCRUED AS	ESTIMATED ANNUAL	COMPENSATION
	COMPENSATION FROM	PART OF TRUST	BENEFITS UPON	FOR THE
NAME OF TRUSTEE	THE TRUST	EXPENSES	RETIREMENT	COMPLEX(1)

Charles E. Allen	$[xx]	[xx]	[xx]	[xx]
Paula H.J. Cholmondeley	[xx]	[xx]	[xx]	[xx]
C. Brent DeVore	[xx]	[xx]	[xx]	[xx]
Phyllis Kay Dryden	[xx]	[xx]	[xx]	[xx]
Barbara L. Hennigar	[xx]	[xx]	[xx]	[xx]
Barbara I. Jacobs	[xx]	[xx]	[xx]	[xx]
Douglas F. Kridler	[xx]	[xx]	[xx]	[xx]
Michael D. McCarthy	[xx]	[xx]	[xx]	[xx]
David Wetmore	[xx]	[xx]	[xx]	[xx]
Arden L. Shisler	[xx]	[xx]	[xx]	[xx]

(1)	On December 31, 2007, the Fund Complex included two trusts comprised of [xx] investment company funds or series.
CODE OF ETHICS
     Federal law requires the Trust, each of its investment adviser, subadvisers, and principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust). Copies of the Code of Ethics are on file with the SEC and are available to the public.
PROXY VOTING GUIDELINES
     Federal law requires the Trust and each of its investment adviser and subadviser to adopt procedures for voting proxies (the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The summary of such Proxy Voting Guidelines is attached as Appendix B to this SAI.

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INVESTMENT ADVISORY AND OTHER SERVICES
TRUST EXPENSES
     The Trust pays the compensation of the Trustees who are not employees of Nationwide Funds Group (“NFG”), or its affiliates, the compensation of Mr. Shisler listed above, and all expenses (other than those assumed by the investment adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust’s Fund Administration and Transfer Agency Agreement which includes the expenses of calculating the Funds’ net asset values; fees and expenses of independent certified public accountants, land legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholders’ reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of shareholders’ meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. The Adviser may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.
INVESTMENT ADVISER
     Under the Investment Advisory Agreement with the Trust, Nationwide Fund Advisors (“NFA” or the “Adviser”) manages the Funds in accordance with the policies and procedures established by the Trustees.
     NFA manages the day-to-day investments of the assets of the Funds. NFA also pays the compensation of the officers of the Trust employed by NFA and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by NFG and its affiliates. NFA also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, NFA pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder related services.
     The Investment Advisory Agreement also specifically provides that NFA, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of one year and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated as to the Fund without penalty by vote of a majority of the outstanding voting securities of the Funds, or by either party, on not less than 60 days written notice. The Agreement further provides that NFA may render similar services to others.
     NFA, located at 1200 River Road, Suite 1000, Conshohocken, PA 19428, is a wholly owned subsidiary of Nationwide Financial Services, Inc., a holding company which is a direct majority-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by

53

Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.
     For services provided under the Investment Advisory Agreement, NFA receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

		INVESTMENT
FUND	ASSETS	ADVISORY FEE

NVIT Cardinal Aggressive Fund	All assets.	0.20%
NVIT Cardinal Moderately Aggressive Fund	All assets.	0.20%
NVIT Cardinal Capital Appreciation Fund	All assets.	0.20%
NVIT Cardinal Moderate Fund	All assets.	0.20%
NVIT Cardinal Balanced Fund	All assets.	0.20%
NVIT Cardinal Moderately Conservative Fund	All assets.	0.20%
NVIT Cardinal Conservative Fund	All assets.	0.20%
     LIMITATION OF FUND EXPENSES
     In the interest of limiting the expenses of the Funds, the Adviser may from time to time waive some or its entire investment advisory fee or reimburse other fees for certain Funds. In this regard, the Adviser has entered into expense limitation agreements with the Trust on behalf of certain of the Funds (each an “Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreements, NFA has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of the applicable class of a Fund to the limits described below. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business). Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.
     With respect to the Funds, NFA may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreements at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a Fund unless: (i) such Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.
     Until at least May 1, 2009, as listed for the Funds below, NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred by the Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business.

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•	NVIT Cardinal Aggressive Fund to 0.28% for all share classes.

•	NVIT Cardinal Moderately Aggressive Fund to 0.25% for all share classes.

•	NVIT Cardinal Capital Appreciation Fund to 0.25% for all share classes.

•	NVIT Cardinal Moderate Fund to 0.25% for all share classes.

•	NVIT Cardinal Balanced Fund to 0.25% for all share classes.

•	NVIT Cardinal Moderately Conservative Fund to 0.25% for all share classes.

•	NVIT Cardinal Conservative Fund to 0.28% for all share classes.
INVESTMENT ADVISORY FEES
     The Funds have not commenced operations until the date of this SAI, and thus have not paid any investment advisory fees.
MULTI-MANAGER STRUCTURE
     The Adviser and the Trust have received from the SEC an exemptive order for a multi-manager structure which allows the Adviser to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows the Adviser to revise a subadvisory agreement without shareholder approval. If a subadviser is hired, the change will be communicated to shareholders within 90 days of such change, and the change will be approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or the Adviser. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.
     The Adviser provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective subadvisers for the Fund and thereafter monitoring the performance of the subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadviser. The Adviser has responsibility for communicating performance expectations and evaluations to the subadviser and ultimately recommending to the Trust’s Board of Trustees whether the subadviser’s contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of subadvisers. The Adviser will regularly provide written reports to the Trust’s Board of Trustees regarding the results of their evaluation and monitoring functions. Although the Adviser will monitor the performance of the subadvisers, there is no certainty that the subadvisers or the Funds will obtain favorable results at any given time.
     Currently, the Adviser is responsible for the day-to-day management of the allocation of each Fund’s assets among the asset classes and Underlying Funds and does not utilize the services of a subadviser.
PORTFOLIO MANAGERS
     Appendix C contains the following information regarding each of the portfolio managers identified in the Funds’ prospectus: (i) the dollar range of the portfolio manager’s investments in each Fund; (ii) a description of the portfolio manager’s compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.
DISTRIBUTOR
     Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1200 River Road, Suite 1000, Conshohocken, PA 19428 serves as underwriter for each of the Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated as of May 1, 2007 (the “Underwriting Agreement”). Unless otherwise terminated, the Underwriting Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust’s Board of Trustees or by the vote of a majority of the

55

outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NFD is a wholly-owned subsidiary of NFS Distributors, Inc., which in turn is a wholly-owned subsidiary of NFS. The following entities or people are affiliates of the Trust and are also affiliates of NFD:
NFA
Nationwide Fund Management LLC
Nationwide SA Capital Trust
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
John H. Grady
Dorothy Sanders
Joseph Finelli
Eric E. Miller
     In its capacity as distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distributions, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge and 12b-1 fee, if any, imposed upon sales of Fund shares.
DISTRIBUTION PLAN
     The Trust, with respect to certain shares of the Funds, has adopted a Distribution Plan (the “Plan”) under Rule 12b-1 of the 1940 Act. The Plan permits the Funds to compensate NFD, as the Funds’ principal underwriter, for expenses associated with the distribution of such Funds’ Class II. Although actual distribution expenses may be more or less, the Funds, or the applicable class, as indicated below, pay NFD an annual fee under the Plan, regardless of expenses, an annual amount that will not exceed the following amounts:

AMOUNT	FUNDS

0.25% of the average daily net assets of Class II shares of each Fund, all of which will be considered a distribution fee.	NVIT Cardinal Aggressive Fund
NVIT Cardinal Moderately Aggressive Fund
NVIT Cardinal Capital Appreciation Fund
NVIT Cardinal Moderate Fund
NVIT Cardinal Balanced Fund
NVIT Cardinal Moderately Conservative Fund
NVIT Cardinal Conservative Fund
     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan (the “Independent Trustees”). The Plan was initially approved by the Board of Trustees on March 1, 2001. The Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. The Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs

56

and the purposes for which such costs have been incurred. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.
     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.
     NFD may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund’s Shares including, but not limited to, those discussed above. NFD or an affiliate of NFD does pay additional amounts from its own resources to dealers or other financial intermediaries for aid in distribution or for aid in providing administrative services to shareholders.
     NFD has entered into a separate written agreement with the Trust pursuant to which NFD has agreed to waive an amount equal to 0.15% of the amount payable to it under the Plan with respect to Class II shares of the Funds. This agreement to waive fees under the Plan runs through May 1, 2009, and is renewable in one-year periods upon the agreement of NFD and the Trust’s Board of Trustees.
     The Funds did not commence operations until the date of this SAI, and thus NFD has not earned distribution fees or made expenditures under the Plan with respect to the Funds for the fiscal year ended December 31, 2007.
FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES
     Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), an indirect wholly-owned subsidiary of NFS, provides various administrative and accounting services to the Funds, including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. Each Fund pays NFM a combined annual fee for fund administration and transfer agency services based on the Trust’s average daily net assets according to the following schedule:

AGGREGATE TRUST FEE AS A
ASSET LEVEL	PERCENTAGE OF NET ASSETS

up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%
$12 billion or more	0.01%
     The assets of each of the Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Funds do not pay any part of this fee.

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SUB-ADMINISTRATION
     NFM has entered into a Services Agreement and Sub-Transfer Agent Agreement with Citi Fund Services, Inc. (“Citi”) (formerly, BISYS Fund Services Ohio, Inc.), effective November 1, 2007, to provide certain fund administration and transfer agency services for each of the Funds held beneficially by its customers. For these services, NFM pays Citi an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that Citi is providing such services for:

AGGREGATE TRUST FEE
ASSET LEVEL**	AS A PERCENTAGE OF NET ASSETS
up to $1 billion	0.10%
$1 billion and more up to $3 billion	0.05%
$3 billion and more up to $8 billion	0.04%
$8 billion and more up to $10 billion	0.02%
$10 billion and more up to $12 billion	0.01%
$12 billion or more	0.005%
     The assets of each of the Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Funds do not pay any part of this fee.
ADMINISTRATIVE SERVICES PLAN
     Under the terms of an Administrative Services Plan, each Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.
     As authorized by the Administrative Services Plan, the Trust has entered into a Fund Participation Agreement, effective May 2, 2005, pursuant to which Nationwide Financial Services, Inc. (“NFS”) has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class I, Class II, Class III, Class VI, Class VII or Class VIII shares of the Funds, the annual rate of up to 0.20% of the average daily net assets of Class IV shares of the Funds and at the annual rate of up to 0.10% of the average daily net assets of the Class V shares held by customers of NFS or any such other entity. No fee is paid with respect to the Class ID or Class Y shares of any Fund.
     The Funds did not commence operations until the date of this SAI, and thus NFS and its affiliates have not earned any fees under the Administrative Services Plan with respect to the Funds for the fiscal year ended December 31, 2007.
CUSTODIAN
     JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. The Custodian performs no managerial or policy making functions for the Funds.
LEGAL COUNSEL

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     Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as the Trust’s legal counsel.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                         , serves as Independent Registered Public Accounting Firm for the Trust.
BROKERAGE ALLOCATIONS
     A Fund’s adviser (or a subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. (1) In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer’s purchase and sale price. This spread is the dealer’s profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a “principal” rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

(1)	Because the Funds will invest primarily in shares of the Underlying Funds it is expected that all transactions in portfolio securities for these Funds will be entered into by the Underlying Funds.
     Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. “Best price-best execution” encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Therefore, “best price-best execution” does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided. Both the adviser and the subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.
     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a subadviser. In placing orders with such broker-dealers, the adviser or subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser’s or subadviser’s normal research activities or expenses.
     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when the adviser or subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.
     In purchasing and selling investments for the Funds, it is the policy of each of the adviser and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the

59

broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services, rendered on a continuing basis; and the reasonableness of any commissions.
     The adviser and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to an adviser or subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the adviser and subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the adviser or a subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. The adviser and subadvisers are prohibited from considering the broker-dealers sale of shares of any fund for which it serves as investment adviser or subadviser, except as may be specifically permitted by law.
     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer’s selection, nor is the selection of any broker-dealer based on the volume of shares sold.
     The Funds did not commence operations until the date of this SAI, and thus there were no soft dollar commissions paid with respect to the Funds for the fiscal year ended December 31, 2007. For the same reason, no brokerage commissions were paid by the Funds and the Funds did not hold any investments in securities of their regular broker-dealers for the fiscal year ended December 31, 2007.
     Under the 1940 Act, “affiliated persons” of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.
     Each of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an “affiliated broker or dealer” in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is the Funds’ policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the adviser or the appropriate subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker’s or dealer’s most favored unaffiliated customers. The adviser and subadvisers do not deem it practicable or in the Funds’ best interests to solicit competitive bids for commissions on each transaction.

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However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.
PURCHASES, REDEMPTIONS AND PRICING OF SHARES
     An insurance company purchases shares of the Funds at their net asset value (“NAV”) using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.
     All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.
     The NAV per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines). However, to the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.
     The Trust will not compute NAV for the Funds on customary national business holidays, including the following: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, and any other days when the New York Stock Exchange is closed.
     Each Fund reserves the right to not determine net asset value when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund’s portfolio do not affect that Fund’s net asset value.
     The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class’ shares outstanding. The Funds may reject any order to buy shares and may suspend the sale of shares at any time.
     Securities for which market quotations are readily available are values at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades.
     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees of the Trust. Short-term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of

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60 days or less are considered to be “short-term” and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Trust.
     The pricing service activities and results are reviewed by an officer of the Trust. Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Funds’ Board of Trustees. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.
     The Funds holding foreign equity securities (the “Foreign Equity Funds”) value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
     A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust’s transfer agent, Nationwide Fund Management LLC.
     The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.
PERFORMANCE ADVERTISING
     The Funds may use past performance in advertisements, sales literature, and their prospectus, including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.
CALCULATING YIELD AND TOTAL RETURN
     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

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     All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.
     Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time.
ADDITIONAL INFORMATION
DESCRIPTION OF SHARES
     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.
     The Trust is authorized to offer the following series of shares of beneficial interest, without par value and with the various classes listed:

SERIES	SHARE CLASSES

Van Kampen NVIT Comstock Value Fund*	Class I, Class II, Class IV
NVIT International Value Fund*	Class I, Class II, Class III, Class IV, Class VI
NVIT Mid Cap Index Fund*	Class I, Class II, Class III, Class ID
Federated NVIT High Income Bond Fund*	Class I, Class III
Gartmore NVIT Developing Markets Fund*	Class I, Class II
Gartmore NVIT Emerging Markets Fund*	Class I, Class II, Class III, Class VI
Nationwide NVIT Global Financial Services Fund*	Class I, Class II, Class III
Nationwide NVIT Global Health Sciences Fund*	Class I, Class II, Class III, Class VI
Nationwide NVIT Global Technology and Communications Fund*	Class I, Class II, Class III, Class VI
Gartmore NVIT Global Utilities Fund*	Class I, Class II, Class III
Nationwide NVIT Government Bond Fund*	Class I, Class II, Class III, Class IV
Nationwide NVIT Growth Fund*	Class I, Class IV
Gartmore NVIT International Growth Fund*	Class I, Class II, Class III
Nationwide NVIT Investor Destinations Aggressive Fund*	Class II, Class VI
Nationwide NVIT Investor Destinations Moderately Aggressive Fund*	Class II, Class VI
Nationwide NVIT Investor Destinations Moderate Fund*	Class II, Class VI
Nationwide NVIT Investor Destinations Moderately Conservative Fund*	Class II, Class VI

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SERIES	SHARE CLASSES
Nationwide NVIT Investor Destinations Conservative Fund*	Class II, Class VI
Nationwide NVIT Mid Cap Growth Fund*	Class I, Class II, Class III, Class IV
Nationwide NVIT Money Market Fund*	Class I, Class IV, Class V, Class ID
Nationwide NVIT Money Market Fund II*	No Class Designation
NVIT Nationwide Fund*	Class I, Class II, Class III, Class IV
NVIT Nationwide Leaders Fund*	Class I, Class II, Class III
Nationwide NVIT U.S. Growth Leaders Fund*	Class I, Class II, Class III
Gartmore NVIT Worldwide Leaders Fund*	Class I, Class II, Class III
NVIT S&P 500 Index Fund*	Class I, Class II, Class IV, Class ID
Nationwide Multi-Manager NVIT Small Company Fund*	Class I, Class II, Class III, Class IV
Nationwide Multi-Manager NVIT Small Cap Growth Fund*	Class I, Class II, Class III
Nationwide Multi-Manager NVIT Small Cap Value Fund*	Class I, Class II, Class III, Class IV
JP Morgan NVIT Balanced Fund*	Class I, Class IV
Van Kampen NVIT Multi Sector Bond Fund*	Class I, Class III
American Funds NVIT Growth Fund*	Class II, Class VII
American Funds NVIT Growth-Income Fund*	Class II, Class VII
American Funds NVIT Global Growth Fund*	Class II, Class VII
American Funds NVIT Asset Allocation Fund*	Class II, Class VII
American Funds NVIT Bond Fund*	Class II, Class VII
American Funds NVIT Growth-Income Fund*	Class II, Class VII
NVIT Bond Index Fund*	Class II, Class VII, Class ID
NVIT Small Cap Index Fund*	Class II, Class VII, Class ID
NVIT Enhanced Income Fund*	Class II, Class VII, Class ID
NVIT International Index Fund*	Class II, Class VI, Class VII, Class VIII, Class ID
NVIT Cardinal Aggressive Fund	Class I, Class II
NVIT Cardinal Moderately Aggressive Fund	Class I, Class II
NVIT Cardinal Capital Appreciation Fund	Class I, Class II
NVIT Cardinal Moderate Fund	Class I, Class II
NVIT Cardinal Balanced Fund	Class I, Class II
NVIT Cardinal Moderately Conservative Fund	Class I, Class II
NVIT Cardinal Conservative Fund	Class I, Class II
NVIT Core Bond Fund*	Class I, Class II, Class Y
Lehman Brothers NVIT Core Plus Bond Fund*	Class I, Class II, Class Y
NVIT Multi-Manager International Growth Fund*	Class I, Class II, Class III, Class VI, Class Y
NVIT Multi-Manager Large Cap Growth Fund*	Class I, Class II, Class Y
NVIT Multi-Manager Mid Cap Growth Fund*	Class I, Class II, Class Y
NVIT Multi-Manager Mid Cap Value Fund*	Class I, Class II, Class Y
NVIT Multi-Manager Large Cap Value Fund*	Class I, Class II, Class Y
Neuberger Berman NVIT Multi Cap Opportunities Fund*	Class I, Class II
Van Kampen NVIT Real Estate Fund*	Class I, Class II, Class Y
NVIT Short Term Bond Fund*	Class I, Class II, Class Y
Neuberger Berman NVIT Socially Responsible Fund*	Class I, Class II, Class Y

*	Information on these Funds is contained in a separate Statement(s) of Additional Information.
     You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.
VOTING RIGHTS

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     Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may not be made to the Amended Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended Declaration of Trust without the vote or consent of shareholders to:
(1)	designate series of the Trust; or

(2)	change the name of the Trust; or

(3)	apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.
     Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.
SHAREHOLDER INQUIRIES
     All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.
TAX STATUS
     Election To Be Taxed As A Regulated Investment Company
     Each Fund (including each Underlying Fund) has elected and qualified for its most recent fiscal year, and intends to continue to qualify during the current fiscal year (or if newly organized, intends to elect and qualify), as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. Each Fund intends to distribute annually all of its investment company taxable income and realized net capital gains (reduced by available capital loss carryovers) and therefore does not expect to pay federal income tax, although in certain circumstances, a Fund may determine that it is in the interest of shareholders (insurance company separate accounts) to distribute less than that amount. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to contract holders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.
     In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:
     (i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;
     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies,

65

or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and
     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.
     Excise Tax Distribution Requirements
     To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders (other than certain permitted shareholders) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products. For purposes of determining whether a Fund qualifies for this exemption, any shares attributable to an investment in the Fund made in connection with organization of the Fund is disregarded as long as the investment doesn’t exceed $250,000.
     Consent Dividends
     A Fund may utilize consent dividend provisions of Section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of a Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.
     Special Rules Applicable To Variable Contracts
     In addition to the asset diversification and other requirements for qualification as a regulated investment company, each Fund (including each Underlying Fund) is subject to another set of asset diversification requirements under Section 817(h) of the Code applicable to insurance company separate accounts and their underlying funding vehicles. Each Fund intends to comply with these requirements. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts. Each Fund intends to comply with these diversification requirements through its investment in the Underlying Funds under the look-through described in the next paragraph.
     To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a Fund must (a) be qualified as a “regulated investment company”; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities.
     Section 817(h) of the Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as a Fund. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if —
•	All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

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•	Public access to such investment company is available exclusively through the purchase of a variable contract.
     As provided in the offering documents, all the beneficial interests in the Funds are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Funds is available solely through the purchase of a variable contract. Accordingly, under the look-through rule of Section 817(h) of the Code and Treasury Regulations Section 1.817-5(f), the investing segregated asset account is treated as owning a pro rata portion of each asset of a Fund in which it invests, including a pro rata portion of each asset of the Underlying Funds.. See Revenue Ruling 2005-7, 2005-6 IRB 464 (January 19, 2005).
     In addition, a contract holder should not be able to direct a Fund’s investment in any particular asset so as to avoid the prohibition on investor control. The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.
     Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of a contract.
OTHER TAX CONSEQUENCES
     Effect Of Foreign Investments On Distributions
     Certain Funds (including the Underlying Funds) may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.
     The Funds (including the Underlying Funds) may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). When investing in PFIC securities, a Fund intends to mark-to-market these securities and will recognize any gains at the end of its fiscal tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
     Securities Lending
     In a securities lending program, the borrower is entitled to receive the dividend associated with the security borrowed provided that the borrower holds such security on the record date for such dividend. The lender is entitled to receive the economic equivalent of the dividend, as a substitute dividend payment. A Fund’s entry into securities lending transactions may cause substitute dividend payments received from the borrower, in lieu of dividends on loaned stock of domestic corporations, to be not eligible for the corporate dividends received deduction.
     Receipt Of Excess Inclusion Income By A Fund
     Income received by a Fund from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” A Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as

67

taxable mortgage pools. In general, this income is required to be reported to Fund shareholders that are not disqualified organizations (as defined below) in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is not a disqualified organization, and (iii) is subject to withholding tax, without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a U.S. person. A Fund must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that the Fund shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, a Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of a Fund’ excess inclusion income allocable to them on behalf of the disqualified organizations. Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion.
TAX CONSEQUENCES TO SHAREHOLDERS
     Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.
     This discussion of “Tax Status,” “Other Tax Consequences” and “Tax Consequences to Contract Holders” is not intended or written to be used as tax advice. The tax consequences for contract owners will depend on the provisions of the variable contracts through which they are invested in shares of the Fund. Please refer to the prospectus for the variable contracts for more information.
FINANCIAL STATEMENTS
     A copy of the Fund’s annual report may be obtained without charge upon request by writing a Fund or by calling toll free 800-848-6331. As the Funds are new, the first annual report will be available on or about December 31, 2008.

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APPENDIX A
DEBT RATINGS
STANDARD & POOR’S DEBT RATINGS
A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.
The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
INVESTMENT GRADE

AAA —	Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA —	Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A —	Debt rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB —	Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
SPECULATIVE GRADE
Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB —	Debt rated ‘BB’ is less vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -	Debt rated ‘B’ has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC -	Debt rated ‘CCC’ is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -	Debt rated ‘CC’ typically is currently highly vulnerable to nonpayment.

C -	Debt rated ‘C’ signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D -	Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
MOODY’S LONG-TERM DEBT RATINGS

Aaa -	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A -	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -	Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
STATE AND MUNICIPAL NOTES
Excerpts from Moody’s Investors Service, Inc., description of state and municipal note ratings:

MIG-1—	Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2—	Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3—	Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.
FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS
Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.
The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.
Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.
Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.
Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.
Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA	Bonds considered to be investment grade and representing the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA	Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A	Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB	Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB	Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C	Bonds are considered a high default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ rating signals imminent default.

DDD, DD and D	Bonds are in default. Such bonds are not meeting current obligations and are extremely speculative. ‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved and ‘D’ represents the lowest potential for recovery.
SHORT-TERM RATINGS
STANDARD & POOR’S COMMERCIAL PAPER RATINGS
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.
Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D	Debt rated ‘D’ is in payment default. the ‘D’ rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.
STANDARD & POOR’S NOTE RATINGS
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.
          The following criteria will be used in making the assessment:
1.	Amortization schedule — the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

2.	Source of payment — the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.
Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.
MOODY’S SHORT-TERM RATINGS
Moody’s short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.
Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.

Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
Issuers rated Not Prime do not fall within any of the prime rating categories.
MOODY’S NOTE RATINGS

MIG 1/VMIG 1	This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3	This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established

MIG 4/VMIG 4	This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG	This designation denotes speculative quality. Debt instruments in this category lack margins of protection.
FITCH’S SHORT-TERM RATINGS
Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.
The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 rating.

APPENDIX B
PROXY VOTING GUIDELINES SUMMARIES
NATIONWIDE FUND ADVISORS
SUMMARY OF
PROXY VOTING GUIDELINES
GENERAL
     The Board of Trustees of Nationwide Mutual Funds and Nationwide Variable Insurance Trust (the “Funds”) has approved the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to each Fund’s investment adviser or sub-adviser, as the case may be, after the Board reviewed and considered the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.
     Nationwide Fund Advisors (“NFA” or the “Adviser”), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). NFA currently provides investment advisory services to registered investment companies (hereinafter referred to collectively as “Clients”).
     Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that NFA performs for Clients. NFA’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of Clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, NFA has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that where NFA has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.
     The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.
     The proxy voting records of the Funds are available to shareholders on the Trust’s website, www.nationwidefunds.com, and the SEC’s website.
HOW PROXIES ARE VOTED
     NFA has delegated to Institutional Shareholder Services (“ISS”), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by NFA. ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. A committee of NFA personnel has reviewed, and will continue to review annually, the relationship with ISS and the quality and effectiveness of the various services provided by ISS.
     Specifically, ISS assists NFA in the proxy voting and corporate governance oversight process by developing and updating the “ISS Proxy Voting Guidelines,” which are incorporated into the Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. NFA’s decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by NFA, generally will result in proxy voting decisions which serve the best economic interests of Clients. NFA has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of NFA on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify NFA; and (ii) NFA will use its best judgment in voting proxies on behalf of the Clients. A summary of the ISS Proxy Voting Guidelines is set forth below.
CONFLICTS OF INTEREST
     NFA does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, NFA generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of Clients do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.
     The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of NFA (or between a Client and those of any of NFA’s affiliates, including Nationwide Fund Distributors LLC and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported to the chief counsel for NFA. The chief counsel for NFA then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If NFA then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.
CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED
     NFA, through ISS, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which NFA will not process a proxy because it is impractical or too expensive to do so. For example, NFA will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when NFA has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, NFA generally will not seek to recall the securities on loan for the purpose of voting the securities.
DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS
     For any Fund, or portion of a Fund that is directly managed by a sub-adviser, the Trustees of the Fund and NFA have delegated proxy voting authority to that sub-adviser. Each sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and NFA for their respective review and these proxy voting policies are described below. Each sub-adviser is required (1) to represent quarterly to NFA that all proxies of the Fund(s) advised by the sub-adviser were voted in accordance with the sub-adviser’s proxy voting policies as provided to NFA and (2) to confirm that there have been no material changes to the sub-adviser’s proxy voting policies.
2005 ISS Proxy Voting Guidelines Summary
The following is a concise summary of the ISS proxy voting policy guidelines for 2005.
1. Auditors
Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
•	Tenure of the audit firm

•	Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

•	Length of the rotation period advocated in the proposal

•	Significant audit-related issues

•	Number of audit committee meetings held each year

•	Number of financial experts serving on the committee
2. Board of Directors
Voting on Director Nominees in Uncontested Elections
Generally, vote CASE-BY-CASE. But WITHHOLD votes from:
•	Insiders and affiliated outsiders on boards that are not at least majority independent

•	Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies

•	Directors who adopt a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

•	Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)

•	Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election
Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
Independent Chairman (Separate Chairman/CEO)
Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers.
Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.
Open Access (shareholder resolution)
Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.
3. Shareholder Rights
Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.
Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.
4. Proxy Contests
Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.
5. Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.
6. Mergers and Corporate Restructurings
Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.
7. Reincorporation Proposals
Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
8. Capital Structure
Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder
9. Executive and Director Compensation
ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.
Vote AGAINST a plan if the cost exceeds the allowable cap.
Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:
•	The plan expressly permits repricing of underwater options without shareholder approval; or

•	There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on

•	The company’s most recent three-year burn rate is excessive and is an outlier within its peer group
A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance in an additional public filing such as a DEFA 14A or 8K. To demonstrate improved performance, committee members should review all components of a CEO’s compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.
Director Compensation
Before recommending a vote FOR a director equity plan, ISS will review the company’s proxy statement for the following qualitative features:
•	Stock ownership guidelines (a minimum of three times the annual cash retainer)

•	Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)

•	Balanced mix between cash and equity

•	Non-employee directors should not receive retirement benefits/perquisites

•	Detailed disclosure of cash and equity compensation for each director
Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

•	Treatment of surrendered options
Qualified Employee Stock Purchase Plans
Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR qualified employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.
Nonqualified Employee Stock Purchase Plans
Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR nonqualified plans with all the following features:
•	Broad-based participation

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary)

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value

•	No discount on the stock price on the date of purchase since there is a company matching contribution
Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.
Shareholder Proposals on Compensation
Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
•	Advocate the use of performance-based awards like indexed, premium-priced, and performance- vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.

•	Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).
10. Social and Environmental Issues
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.
In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.
Vote:
•	FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

•	AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.

APPENDIX C
PORTFOLIO MANAGERS

Information as of December 31, 2007
INVESTMENTS IN EACH FUND

Dollar Range of Investments
Name of Portfolio Manager	Fund Name	in Each Fund[1]

Nationwide Fund Advisors Thomas R. Hickey, Jr.	NVIT Cardinal Aggressive Fund	None

	NVIT Cardinal Moderately Aggressive Fund	None

	NVIT Cardinal Capital Appreciation Fund	None

	NVIT Cardinal Moderate Fund	None

	NVIT Cardinal Balanced Fund	None

	NVIT Cardinal Moderately Conservative Fund	None

	NVIT Cardinal Conservative Fund	None

[1]	This column reflects investments in a variable insurance contract, owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934), that has been allocated to subaccounts that have purchased shares of the Funds. A portfolio manager is presumed to be the beneficial owner of subaccount securities that are held by his or her immediate family members that share the same household as the portfolio manager.
DESCRIPTION OF COMPENSATION STRUCTURE
Nationwide Fund Advisors (“NFA”):
     NFA uses a compensation structure that is designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of mutual funds, other managed pooled vehicles and managed separate accounts over which they have responsibility, versus appropriate peer groups and benchmarks. Portfolio manager compensation is reviewed annually and may be modified at any time as appropriate to adjust the factors used to determine bonuses or other compensation components.
     Each portfolio manager is paid a base salary that NFA believes is industry competitive in light of the portfolio manager’s experience and responsibility. In addition, each portfolio manager is eligible to receive an annual cash bonus that is derived from both quantitative and non-quantitative factors. Quantitative factors include fund/account performance and the financial performance of NFA or its parent company. The performance of the investment companies and other accounts each portfolio manager manages has a significant impact on such person’s compensation. For equity funds, pre-tax performance is measured, on a one-year basis, for each of the previous three calendar years, as compared to each such fund’s or account’s stated benchmark index. Pre-tax investment performance of most fixed-income portfolio managers is measured against the Fund’s stated benchmark over various time periods (e.g., on a one- or three-year basis, etc.). Additionally, mutual fund performance is measured against industry peer group rankings, which may provide performance rankings for both shorter periods as well as blended rankings for longer term performance. NFA uses this dual approach in order to create incentives for portfolio managers to sustain favorable results from one year to the next, and to reward managers for performance that has improved considerably during the recent period. Less significant in annual compensation determinations are subjective factors as identified by NFA’s Chief Investment Officer or such other managers as may be appropriate.
     The bonus determination components apply on an aggregate basis with respect to all accounts managed by a particular portfolio manager, including unregistered pooled investment vehicles and separate investment advisory accounts. The compensation of portfolio managers with other job responsibilities (such as managerial, providing analytical support for other accounts, product management and development) the scope of such responsibilities and the managers’ performance in meeting them. Fund and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.
     Annual bonuses may vary significantly from one year to the next based on all of these factors. High performing portfolio managers may receive annual bonuses that constitute a substantial portion of their respective total compensation.
     Portfolio managers also may be awarded unregistered restricted equity interests in a related Nationwide entity that typically vest over time and are designed to create incentives to retain key talent and they are eligible to participate in a non-qualified deferred compensation plan sponsored by Nationwide Mutual Life Insurance Company, NFA’s ultimate parent company. Such plan affords participating U.S.-based employees the tax benefits of deferring the receipt of a portion of their cash compensation. Portfolio managers also may participate in benefit plans and programs available generally to all NFA employees.
OTHER MANAGED ACCOUNTS
     The following chart summarizes information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category
Nationwide Fund Advisors
Thomas R. Hickey, Jr.	Mutual Funds: 20 accounts, $___ total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 0 accounts, $0 total assets
Accounts for which the advisory fee is based on performance: 0 accounts, $0 in assets.
POTENTIAL CONFLICTS OF INTEREST
Nationwide Fund Advisors (“NFA”):
     It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Fund on the one hand and other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the same portfolio manager may compensate NFA or its affiliate based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The Trust has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

PART C
OTHER INFORMATION
ITEM 23.   EXHIBITS
(a)	Amended and Restated Agreement and Declaration of Trust, amended and restated as of October 28, 2004 (the “Amended Declaration”), of Registrant Nationwide Variable Insurance Trust (formerly known as Gartmore Variable Insurance Trust), a Delaware Statutory Trust (the “Trust” or “NVIT”), previously filed with the Trust’s registration statement on February 25, 2005 is hereby incorporated by reference.
(1)	Amending Resolutions dated September 30, 2004 to the Amended Declaration previously filed with the Trust’s registration statement on February 25, 2005 are hereby incorporated by reference.

(2)	Amending Resolutions dated March 11, 2005 to the Amended Declaration previously filed with the Trust’s registration statement on April 28, 2005 are hereby incorporated by reference.

(3)	Amending Resolutions dated January 12, 2006 to the Amended Declaration previously filed with the Trust’s registration statement on January 17, 2006 are hereby incorporated by reference.

(4)	Amending Resolutions dated March 10, 2006 to the Amended Declaration previously filed with the Trust’s registration statement on April 20, 2006 are hereby incorporated by reference.

(5)	Amending Resolutions dated December 7, 2006 to the Amended Declaration previously filed with the Trust’s registration statement on January 19, 2007 are hereby incorporated by reference.

(6)	Amending Resolutions dated January 12, 2007 to the Amended Declaration previously filed with the Trust’s registration statement on April 30, 2007 are hereby incorporated by reference.
(b)	Amended and Restated Bylaws, amended and restated as of October 28, 2004 (the “Amended Bylaws”), of the Trust previously filed with the Trust’s registration statement on February 25, 2005 are hereby incorporated by reference.

(c)	Certificates for shares are not issued. Articles III, V, VI of the Amended Declaration and Article II and Article VII of the Amended Bylaws incorporated by reference to Exhibit (a) and (b), respectively, hereto, define the rights of holders of shares.

(d)	Investment Advisory Agreements
(1)	Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”) (formerly Gartmore Mutual Fund Capital Trust) dated as of May 1, 2007, as amended December 3, 2007 previously filed with the Trust’s registration statement on April 30, 2007 are hereby incorporated by reference.

(a)	Form of Schedule A to the Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”) (formerly Gartmore Mutual Fund Capital Trust), dated as of May 1, 2007, previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference.

(2)	Subadvisory Agreements
(a)	Subadvisory Agreement among the Trust, NFA and Gartmore Global Partners (“GGP”) for the Nationwide Multi-Manager NVIT Small Company Fund, Gartmore NVIT Worldwide Leaders Fund, Gartmore NVIT Emerging Markets Fund, Gartmore NVIT International Growth Fund, Gartmore NVIT Global Utilities Fund and Gartmore NVIT Developing Markets Fund, which are series of the Trust previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(b)	Subadvisory Agreement among the Trust, NFA and Oberweis Asset Management, Inc. for the Nationwide Multi-Manager NVIT Small Cap Growth Fund, a series of the Trust, dated as of May 1, 2007 previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(c)	Subadvisory Agreement among the Trust, NFA and with Neuberger Berman Management, Inc. for the Nationwide Multi-Manager NVIT Small Company Fund, a series of the Trust, dated as of May 1, 2007 previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(d)	Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc. for the Nationwide Multi-Manager NVIT Small Company Fund, a series of the Trust, dated as of May 1, 2007 previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(e)	Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company for the Federated NVIT High Income Bond Fund, a series of the Trust, dated as of May 1, 2007 previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(f)	Subadvisory Agreement among the Trust, NFA and Morgan Stanley Investment Management, Inc. (as assignee of Morgan Stanley Investments LP, formerly Miller Anderson & Sherrerd, LP) for the Van Kampen NVIT Multi Sector Bond Fund and Nationwide Multi-Manager NVIT Small Company Fund, which are series of the Trust, dated as of May 1, 2007 previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(g)	Subadvisory Agreement among the Trust, NFA and JPMorgan Investment Management, Inc. for the JPMorgan NVIT Balanced Fund and Nationwide Multi-Manager NVIT Small Cap Value Fund, which are series of the Trust, dated as of May 1, 2007 previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(h)	Subadvisory Agreement among the Trust, NFA and Van Kampen Asset Management for the Van Kampen NVIT Comstock Value Fund, a series of the Trust, dated as of May 1, 2007 previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(i)	Subadvisory Agreement among the Trust, NFA and Waddell & Reed Investment Management Company for the Nationwide Multi-Manager NVIT Small Cap Growth Fund and Nationwide Multi-Manager NVIT Small Company Fund,

which are series of the Trust, dated as of May 1, 2007 previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(j)	Subadvisory Agreement among the Trust, NFA and Epoch Investment Partners, Inc. for the Nationwide Multi-Manager NVIT Small Cap Value Fund, a series of the Trust, dated as of May 1, 2007 previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(k)	Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC for the NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT International Index Fund and NVIT Bond Index Fund, which are series of the Trust, dated as of May 1, 2007 previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(l)	Subadvisory Agreement among the Trust, NFA and The Boston Company Asset Management, LLC for the NVIT International Value Fund, a series of the Trust, dated as of May 1, 2007 previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(m)	Subadvisory Agreement among the Trust, NFA and Morley Capital Management, Inc. (“MCM”) for the NVIT Enhanced Income Fund, a series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(n)	Subadvisory Agreement among the Trust, NFA and NorthPointe Capital, LLC (“NorthPointe”) for the Nationwide NVIT Mid Cap Growth Fund, a series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(o)	Subadvisory Agreement among the Trust, NFA and AllianceBernstein L.P. for the Nationwide NVIT International Value Fund, a series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(p)	Subadvisory Agreement among the Trust, NFA and Putnam Investment Management, LLC for the Nationwide Multi-Manager NVIT Small Company Fund, a series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(q)	Subadvisory Agreement among the Trust, NFA and Goldman Sachs Asset Management, L.P. for the NVIT Multi-Manager Large Cap Growth Fund and NVIT Multi-Manager Large Cap Value Fund, which are series of the Trust, previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference.

(r)	Subadvisory Agreement among the Trust, NFA and Neuberger Berman Management Inc. for the NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund and Neuberger Berman NVIT Socially Responsible Fund, which are series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(s)	Subadvisory Agreement among the Trust, NFA and Lehman Brothers Asset Management LLC for the Lehman Brothers NVIT Core Plus Bond Fund, a

series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(t)	Subadvisory Agreement among the Trust, NFA and Wells Capital Management, Inc. for the NVIT Multi-Manager Large Cap Growth Fund, a series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(u)	Subadvisory Agreement among the Trust, NFA and American Century Global Investment Management Inc. for the NVIT Multi-Manager International Growth Fund, a series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(v)	Subadvisory Agreement among the Trust, NFA and A I M Capital Management, Inc. for the NVIT Multi-Manager International Growth Fund, a series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(w)	Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC for the NVIT Core Bond Fund and NVIT Short Term Bond Fund, a series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(x)	Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc. for the NVIT Multi-Manager Mid Cap Growth Fund and NVIT Multi-Manager Mid Cap Value Fund, which are series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(y)	Subadvisory Agreement among the Trust, NFA and Riversource Investments, LLC for the NVIT Multi-Manager Mid Cap Value Fund, a series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(z)	Subadvisory Agreement among the Trust, NFA and Thompson, Siegel & Walmsley LLC for the NVIT Multi-Manager Mid Cap Value Fund, a series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(aa)	Subadvisory Agreement among the Trust, NFA and Van Kampen Asset Management for the Van Kampen NVIT Real Estate Fund, a series of the Trust, previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.

(bb)	Subadvisory Agreement among the Trust, NFA and Aberdeen Asset Management Inc. for the Nationwide NVIT Global Financial Services Fund, Nationwide NVIT Global Health Sciences Fund, Nationwide NVIT Global Technology and Communications Fund, Nationwide NVIT Growth Fund, Nationwide NVIT U.S. Growth Leaders Fund, NVIT Nationwide Fund, NVIT Nationwide Leaders Fund, Nationwide Multi-Manager NVIT Small Cap Value Fund and Nationwide Multi-Manager NVIT Small Company Fund, which are series of the Trust, previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference.

(cc)	Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP for the NVIT Multi-Manager Large Cap Value Fund, a series of the Trust, previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference.

(dd)	Subadvisory Agreement among the Trust, NFA and Deutsche Investment Management Americas Inc. for the NVIT Multi-Manager Large Cap Value Fund, a series of the Trust, previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference.

(e)	(1)	Underwriting Agreement dated May 1, 2007 between the Trust and Nationwide Fund Distributors LLC (“NFD”) previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.
(a)	Form of Schedule A to the Underwriting Agreement dated May 1, 2007 between the Trust and Nationwide Fund Distributors LLC (“NFD”), previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference.
(f)	Not applicable.

(g)	(1)	Global Custody Agreement dated April 4, 2003 between the Trust and JPMorgan Chase Bank previously filed with the Trust’s registration statement on April 28, 2003, assigned to the Trust and is hereby incorporated by reference.
(a)	Amendment to Global Custody Agreement dated January 1, 2004 between the Trust and JPMorgan Chase Bank previously filed with the Trust’s Registration Statement on August 31, 2004, assigned to the Trust and is hereby incorporated by reference.

(b)	Amendment to Global Custody Agreement dated as of January 12, 2006 between the Trust and JPMorgan Chase previously filed with the Trust’s registration statement on January 17, 2006 is hereby incorporated by reference.

(c)	Waiver to Global Custody Agreement dated as of May 2, 2005 previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(d)	Rider to Global Custody Agreement Cash Trade Execution Product previously filed with the Trust’s registration statement on January 17, 2006 is hereby incorporated by reference.

(e)	Form of Fund List to Global Custody Agreement between the Trust and JPMorgan Chase, previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference

(h)	(1)	Form of Fund Administration and Transfer Agency Agreement, amended and restated as of December 3, 2007 between the Trust and Nationwide Fund Management LLC, previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference.
(2)	Form of Administrative Services Plan effective May 1, 2007, previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference.
(a)	Form of Servicing Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-lA on October 15, 2002 is hereby incorporated by reference.

(3)	Form of Expense Limitation Agreement between the Trust and NFA relating to the Nationwide NVIT U.S. Growth Leaders Fund, NVIT Nationwide Leaders Fund, Nationwide NVIT Global Technology and Communications Fund, Nationwide NVIT Money Market Fund, Nationwide NVIT Mid Cap Growth Fund, NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT International Index Fund, NVIT Bond Index Fund, Gartmore NVIT Developing Markets Fund, Gartmore NVIT Emerging Markets Fund, Gartmore NVIT International Growth Fund, NVIT Enhanced Income Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-Manager International Growth Fund, NVIT Core Bond Fund, Lehman Brothers NVIT Core Plus Bond Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Van Kampen NVIT Real Estate Fund, NVIT Cardinal Conservative Fund, NVIT Cardinal Moderately Conservative Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Aggressive Fund, NVIT Multi-Manager Mid Cap Value Fund , NVIT Short Term Bond Fund and NVIT Multi-Manager Large Cap Value Fund, previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference

(4)	Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference. Specific agreements are between the Trust and each of the following: Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.

(5)	Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”) and the Trust, dated as of May 2, 2005, assigning NVIT-MA’s titles, right, benefit and privileges in and to certain contracts in the Agreement previously filed with the Trust’s registration statement on January 17, 2006 is hereby incorporated by reference.

(6)	Fund Participation Agreement by and among the Trust, NFA, NFD and Nationwide Financial Services, Inc. previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(7)	Master-Feeder Services Agreement between the Trust and Nationwide Fund Management LLC dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder Funds”) previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(8)	Fee Waiver Agreement between the Trust and Nationwide Fund Management LLC effective as of May 1, 2006 previously filed with the Trust’s registration statement on April 30, 2007 are hereby incorporated by reference.
(a)	Exhibit A to Fee Waiver Agreement between the Trust and Nationwide Fund Management LLC, effective May 1, 2007 previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.
(9)	Form of Fee Waiver Agreement between the Trust and Nationwide Fund Distributors LLC is filed herewith as exhibit 23(h)(9).
(i)	Legal opinion of Stradley, Ronon, Stevens & Young, LLP previously filed with the Trust’s registration statement on January 19, 2007 is hereby incorporated by reference.

(j)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Not applicable

(l)	Not applicable

(m)	Form of Distribution Plan under Rule 12b-1, previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference.

(n)	Form of Rule 18f-3 Plan, previously filed with the Trust’s registration statement on December 20, 2007 is hereby incorporated by reference.

(o)	Not applicable

(p)	(1)	Code of Ethics dated as of May 2, 2005 for the Trust previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.
(2)	Code of Ethics dated March 11, 2005 for Nationwide Fund Advisors and Nationwide SA Capital Trust, previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(3)	Code of Ethics dated March 11, 2005 for Nationwide Fund Distributors LLC (“NFD”) (formerly Gartmore Distribution Services, Inc.) previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(4)	Code of Ethics dated March 11, 2005 for Federated Investment Management Company previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(5)	Code of Ethics dated March 11, 2005 for Gartmore Global Partners previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(6)	Code of Ethics dated March 11, 2005 for JPMorgan Investment Management, Inc. previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(7)	Code of Ethics dated February 2006 for Mellon Financial Corporation, the parent of The Boston Company Asset Management, LLC (collectively, “Boston Company”) previously filed with the Trust’s registration statement on April 20, 2006 is hereby incorporated by reference.

(8)	Code of Ethics dated September 30, 2006 for BlackRock Investment Management, LLC previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(9)	Code of Ethics dated March 11, 2005 for Neuberger Berman Management Inc. (“Neuberger Berman”) previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(10)	Code of Ethics dated March 11, 2005 for Waddell & Reed Investment Management Company (“Waddell & Reed”) previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(11)	Code of Ethics dated March 11, 2005 for Morgan Stanley Investment Management Inc., indirect parent of Van Kampen Asset Management, Inc., (collectively, “MSAM-

VKAM”) previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(12)	Code of Ethics dated March 11, 2005 for Oberweis Asset Management, Inc., (“Oberweis”) previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(13)	Code of Ethics dated March 11, 2005 for American Century Investment Management, Inc. (“American Century”) previously filed with the Trust’s registration statement on April 28, 2005 is hereby incorporated by reference.

(14)	Code of Ethics dated October 2004 for Epoch Investment Partners, Inc. (“Epoch”) previously filed with the Trust’s registration statement on January 17, 2006 is hereby incorporated by reference.

(15)	Code of Ethics dated December 2006 for the American Funds and The Capital Group Companies, Inc. (“Capital Group”) previously filed with the Trust’s registration statement on April 30, 2007 is hereby incorporated by reference.

(16)	Code of Ethics for AllianceBernstein L.P. (“AllianceBernstein”) — To be filed by amendment.

(17)	Code of Ethics for Putnam Investment Management, LLC (“Putnam”) — To be filed by amendment.

(18)	Code of Ethics for Goldman Sachs Asset Management, LP (“Goldman Sachs”) — To be filed by amendment.

(19)	Code of Ethics for Lehman Brothers Asset Management LLC (“Lehman Brothers”) — To be filed by amendment.

(20)	Code of Ethics for Wells Capital Management Inc. (“Wells”) — To be filed by amendment.

(21)	Code of Ethics for AIM Capital Management, Inc. (“AIM”) — To be filed by amendment.

(22)	Code of Ethics for Nationwide Asset Management, LLC (“NWAM”) — To be filed by amendment.

(23)	Code of Ethics for American Century Global Investment Management Inc. (“American Century Global”) — To be filed by amendment.

(24)	Code of Ethics for Riversource Investments LLC (“— To be filed by amendment.

(25)	Code of Ethics for Thompson, Siegel & Walmsley LLC — To be filed by amendment.

(26)	Code of Ethics for Aberdeen Asset Management Inc. — To be filed by amendment.

(27)	Code of Ethics for Morley Capital Management Inc. — To be filed by amendment.

(28)	Code of Ethics for NorthPointe Capital, LLC — To be filed by amendment.

(29)	Code of Ethics for Wellington Management Company, LLP for — To be filed by amendment.

(30)	Code of Ethics for Deutsche Investment Management Americas Inc. — To be filed by amendment.

(q)	(1)	Powers of Attorney with respect to the Trust for Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler and David C. Wetmore previously filed with the Trust’s registration statement on January 19, 2007 is hereby incorporated by reference.
(2)	Power of Attorney with respect to the Trust for John H. Grady and Joseph Finelli previously filed with the Trust’s registration statement on December 14, 2007 is hereby incorporated by reference.
ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
No person is presently controlled by or under common control with Registrant.
ITEM 25.   INDEMNIFICATION
Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Amended Declaration. See Item 23(a) above.
The Trust has entered into indemnification agreements with each of the trustees and certain of its officers. The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(4) above.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR
(a)	Nationwide Fund Advisors, an investment adviser of the Trust, also serves as investment adviser to the Nationwide Mutual Funds. Except as stated below, the Directors and Officers of Nationwide Fund Advisors have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of NFA or its affiliates:
John H. Grady, President and Chief Executive Officer of Nationwide Fund Advisors, was Chief Executive Officer of Constellation Investment Management Co., L.P. (registered investment adviser), and President and Chief Executive

Officer of Constellation Funds Group (registered investment companies) from March 2004 until March 2006. Mr. Grady also was President of Constellation Investment Distribution Co., Inc. (registered broker-dealer) from March 2004 until June 2006.
Each of the following persons serves in the same or similar capacity with one or more affiliates of Nationwide Fund Advisors. The address for the persons listed below is 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428.

Name and Address	Principal Occupation	Position with NFA	Position with Funds

John H. Grady	President and Director of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC.	President and Director	President and Chief Executive Officer

Eric E. Miller	Senior Vice President, General Counsel and Assistant Secretary of Nationwide Funds Group; Secretary of the Trust.	Senior Vice President, General Counsel and Assistant Secretary	Secretary

Dorothy Sanders	Vice President and Chief Compliance Officer of NFA.	Vice President and Chief Compliance Officer	Chief Compliance Officer

Robert W. Horner	Associate Vice President and Assistant Secretary of Nationwide Mutual Insurance Company.	Associate Vice President and Secretary	N/A

Timothy G. Frommeyer	Senior Vice President and Director Chief Financial Officer of Nationwide Financial Services, Inc.	Director	N/A

Mark R. Thresher	President and Chief Operating Officer of Nationwide Financial Services, Inc.	Director	N/A
(b)	Information for the Subadvisers
(1)	Neuberger Berman Management, Inc. (“Neuberger Berman”) acts as subadviser to the Nationwide Multi-Manager NVIT Small Company Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Opportunities Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund and investment adviser or subadviser to a number of other registered investment companies. The Directors and Officers of Neuberger Berman have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(2)	Federated Investment Management Company (“Federated”) acts as subadviser to the Federated NVIT High Income Bond Fund, and is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. The subadviser serves as investment adviser to a number of investment companies and private accounts. Except as noted below, the Directors and Officers of Federated have not been engaged in any other business or profession of a substantial nature during the past two fiscal years:

Name and Position with Federated	Other Company	Position with Other Company
Mark D. Olson Trustee	Mark D. Olson & Company, L.L.C.	Principal

	Wilson, Halbrook & Bayard, P.A.	Partner
(3)	JPMorgan Investment Management, Inc. (“JPMIM”), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, acts as subadviser to the JP Morgan NVIT Balanced Fund and the Nationwide Multi-Manager NVIT Small Cap Value Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies. The directors and executive officers of JPMIM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(4)	Morgan Stanley Investment Management Inc. (“MSIM”) acts as subadviser to the Van Kampen NVIT Multi Sector Bond Fund and the Nationwide Multi-Manager NVIT Small Company Fund. The Directors and Officers of MSIM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(5)	Gartmore Global Partners (“GGP”) acts as subadviser to the Gartmore NVIT Emerging Markets Fund, the Gartmore NVIT Developing Markets Fund, the Gartmore NVIT International Growth Fund, the Gartmore NVIT Global Utilities Fund, the Nationwide Multi-Manager NVIT Small Company Fund and the Gartmore NVIT Worldwide Leaders Fund, and as investment adviser to certain other clients. To the knowledge of the Registrant, the directors and officers of GGP have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(6)	Waddell & Reed Investment Management Company (“WRIMCO”) acts as subadviser to the Nationwide Multi-Manager NVIT Small Cap Growth Fund and the Nationwide Multi-Manager NVIT Small Company Fund. The Directors and Officers of WRIMCO have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(7)	Van Kampen Asset Management, Inc. (“Van Kampen”) acts as subadviser to the Van Kampen NVIT Comstock Value Fund and NVIT Multi-Manager Mid Cap Value Fund. The Directors and Officers of Van Kampen have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(8)	Oberweis Asset Management, Inc. (“OAM”) acts as subadviser to the Nationwide Multi-Manager NVIT Small Cap Growth Fund. The Directors and Officers of OAM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(9)	American Century Global Investment Management, Inc. (“American Century Global”) acts as subadviser to the NVIT Multi-Manager International Growth Fund. The Directors and Officers of American Century Global have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(10)	Epoch Investment Partners, Inc. (“Epoch”) acts as subadviser to the Nationwide Multi-Manager NVIT Small Cap Value Fund. Except as noted below, the Directors and Officers of Epoch have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities:

Name and Position with Epoch	Other Company	Position with Other Company
Allan R. Tessler Chairman	Limited Brands Inc. Interactive Data Corporation	Director Director

David R. Markin Director	Checker Holdings Corp. IV	President

Peter A. Flaherty Director	McKinsey & Company	Director Emeritus

Jeffrey L. Berenson Director	Berenson & Company	President & CEO

Enrique Arzac, Ph.D. Director	Columbia University Graduate School of Business	Professor of Finance and Economics

	The Adams Express Company, Petroleum & Resources Corporation, and Credit Suisse Asset Management Funds	Director
(11)	BlackRock Investment Management, LLC (“BlackRock”) acts as subadviser to the NVIT S&P 500 Index Fund, the NVIT Small Cap Index Fund, the NVIT Mid Cap Index Fund, the NVIT International Index Fund and the NVIT Bond Index Fund. The Directors and Officers of BlackRock have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(12)	The Boston Company Asset Management (“Boston Company”) acts as subadviser to the NVIT International Value Fund. the Directors and Officers of Boston Company have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(13)	NorthPointe Capital LLC (“NorthPointe”) acts as subadviser to the Nationwide NVIT Mid Cap Growth Fund. The Directors and Officers of NorthPointe have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(14)	Morley Capital Management, Inc. (“MCM”) acts as subadviser to the NVIT Enhanced Income Fund. The Directors and Officers of MCM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of affiliated entities.

(15)	AllianceBernstein L.P. (“AllianceBernstein”) acts as subadviser to the NVIT Multi-Manager International Value Fund. To the knowledge of the Registrant, the directors and officers of AllianceBernstein have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(16)	Putnam Investment Management, LLC (“Putnam”) acts as subadviser to the Nationwide Multi-Manager NVIT Small Company Fund. To the knowledge of the Registrant, the directors and officers of Putnam have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(17)	Goldman Sachs Asset Management, LP (“Goldman Sachs”) acts as subadviser to the NVIT Multi-Manager Large Cap Growth Fund. To the knowledge of the Registrant, the directors and officers of Goldman Sachs have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(18)	Lehman Brothers Asset Management LLC (“Lehman Brothers”) acts as subadviser to the Lehman Brothers NVIT Core Plus Bond Fund. To the knowledge of the Registrant, the directors and officers of Lehman Brothers have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(19)	Wells Capital Management, Inc. (“Wells Fargo”) acts as subadviser to the NVIT Multi-Manager Large Cap Growth Fund. To the knowledge of the Registrant, the directors and officers of Wells Fargo have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(20)	AIM Capital Management, Inc. (“AIM”) acts as subadviser to the NVIT Multi-Manager International Growth Fund. To the knowledge of the Registrant, the directors and officers of AIM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(21)	Nationwide Asset Management, LLC (“NWAM”) acts as subadviser to the NVIT Core Bond Fund and NVIT Short Term Bond Fund. To the knowledge of the Registrant, the directors and officers of NWAM have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(22)	American Century Investment Management, Inc. (“American Century”) acts as subadviser to the Nationwide Multi-Manager NVIT Small Company Fund, NVIT Multi-Manager Mid Cap Growth Fund and NVIT Multi-Manager Mid Cap Value Fund. To the knowledge of the Registrant, the directors and officers of American Century have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(23)	Riversource Investments, LLC (“Riversource”) acts as subadviser to the NVIT Multi-Manager Mid Cap Value Fund. To the knowledge of the Registrant, the directors and officers of Riversource have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(24)	Thompson, Siegel & Walmsley LLC (“TS&W”) acts as subadviser to the NVIT Multi-Manager Mid Cap Value Fund. To the knowledge of the Registrant, the directors and officers of TS&W have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(25)	Aberdeen Asset Management Inc. (“Aberdeen”) acts as subadviser to the Nationwide NVIT Global Financial Services Fund, Nationwide NVIT Global Health Sciences Fund, Nationwide NVIT Global Technology and Communications Fund, Nationwide NVIT Growth Fund, Nationwide NVIT U.S. Growth Leaders Fund, NVIT Nationwide Fund, NVIT Nationwide Leaders Fund, Nationwide Multi-Manager NVIT Small Cap Value Fund and Nationwide Multi-Manager NVIT Small Company Fund. To the knowledge of the Registrant, the directors and officers of Aberdeen have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(26)	Wellington Management Company, LLP (“Wellington”) acts as subadviser to the NVIT Multi-Manager Large Cap Value Fund. To the knowledge of the Registrant, the directors and officers of Wellington have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.

(27)	Deutsche Investment Management Americas Inc. (“Deutsche”) acts as subadviser to the NVIT Multi-Manager Large Cap Value Fund. To the knowledge of the Registrant, the directors and officers of Deutsche have not been engaged in any other business or profession of a substantial nature during the past two fiscal years.
ITEM 27.   PRINCIPAL UNDERWRITERS
(a)	Nationwide Fund Distributors LLC, the principal underwriter of the Trust, also acts as principal underwriter for Nationwide Mutual Funds.
(b)	Herewith is the information required by the following table with respect to each director, officer or partner of Nationwide Fund Distributors LLC. The address for the persons listed below, except where otherwise noted, is 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428.

Name:	Position with NFD:	Position with Registrant:
John H. Grady	Director, President and Chief Executive Officer	President and Chief Executive Officer

Gordon Wright	Chief Compliance Officer	n/a

Eric E. Miller	Senior Vice President, General Counsel, and Assistant Secretary	Secretary

Kathy Richards*	Secretary	n/a

Craig Stokarski	Financial Operations Principal, Treasurer	n/a

Robert A. Rosholt*	Director	n/a

*	The address for Kathy Richards and Robert A. Rosholt is One Nationwide Plaza, Columbus, Ohio 43215.
(c)	Not applicable.
ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS
                Citi Fund Services Ohio, Inc.
                3435 Stelzer Road
                Columbus, OH 43219
                Nationwide Variable Insurance Trust
                1200 River Road, Suite 1000
                Conshohocken, PA 19428
ITEM 29.   MANAGEMENT SERVICES
Not applicable.

ITEM 30.   UNDERTAKINGS
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Nationwide Variable Insurance Trust (a Delaware Statutory Trust) has duly caused this Post-Effective Amendment Nos. 104, 105 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this 20th day of December, 2007.

NATIONWIDE VARIABLE INSURANCE TRUST
By:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 104, 105 TO THE REGISTRATION STATEMENT OF NATIONWIDE VARIABLE INSURANCE TRUST HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 20th DAY OF DECEMBER 2007.

Signature & Title Principal Executive Officer
/s/ John H. Grady*
John H. Grady, Chief Executive Officer and President

Principal Accounting and Financial Officer
/s/ Joseph Finelli*
Joseph Finelli, Treasurer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Michael D. McCarthy*
Michael D. McCarthy, Trustee

/s/ Arden L. Shisler*
Arden L. Shisler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY: :	/s/ Allan J. Oster
Allan J. Oster, Attorney-In Fact

EXHIBIT LIST

EXHIBITS	EXHIBIT NO.

Form of Fee Waiver Agreement between the Trust and Nationwide Fund Distributors LLC	EX-23(h)(9)